UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                811-07322
                                The Integrity Funds

(Exact name of registrant as specified in charter)

Address of Registrant:                 1 Main Street North
Minot, ND 58703

Name and address of agent for service:                Brenda Sem
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code: (701) 852-5292

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1.    Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of the operations for the Integrity Equity Fund (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

I am pleased to report that the Integrity Equity Fund N shares was up 1.30% for the first six months of 2005. The Integrity Equity Fund A shares was up *1.04% (without maximum sales charge) for the first six months of 2005. This result tracked ahead of the Large Cap Core Equity category of mutual funds as tracked by Lipper Analytical Services, which was down 1.30% for the period. According to Lipper, the Fund was in the top 11% of all funds in its category for the period. The S&P 500 returned -0.8% during the period. The Fund is invested in some of the largest, most well diversified companies in the U.S.

Highly focused efforts in selecting equities and continued strong gains by the energy sector drove our out performance relative to the Lipper benchmark and the S&P 500 for the last six months. Portfolio companies such as Conoco Phillips, Anadarko Petroleum, and Apache continued to significantly outperform the S&P 500 during the period, posting double-digit returns. We were overweight energy throughout the period, with our weighting in the double digits as a percentage of assets during the period while the S&P 500 weighting was approximately 8-9% during the period. We have sold down some of these positions recently to the point that we are slightly underweight energy as we feel recent gains are extended. Our returns were also bolstered by the buyout of MBNA Corp. by Bank of America. MBNA made up slightly more than 3% of our Fund during the period and the 30% price jump as a result of the merger announcement added nicely to our gains for the period. Our returns continued to be negatively impacted by investments in the health care sector, as our investment in Boston Scientific, one of our larger holdings, continued to underperform. We remain excited about the long-term prospects for companies in this sector and will continue to include a substantial weighting in the health care sector for the long-term.

The first half of the year provided choppy market action as concerns regarding the trade balance, a flattening yield curve, and slowing earnings growth reared their head. Short-term interest rates are likely to continue to rise, at least in the near-term, and growth should continue to slow compared to last year. However, balance sheets are showing high levels of liquidity and earnings should come thru favorably for well run companies. An increase in mergers and acquisitions and stock buyback activity, favorable occurrences from an equity investor's point of view, should be on the horizon, as debt financing is cheap for most investment grade companies. The potential for a flattening or even inverted yield curve could cause problems for finance related stocks, and we are watching interest rate developments closely.

We continue to focus on protecting your invested capital. My hope is that our Fund will keep pace with the market indices in a strong market, while outperforming significantly in a bear market.

Small capitalization stocks, which typically benefit more quickly and more visibly from an economic recovery, have outperformed their larger brethren over the past five years. I continue to believe that investors will begin to recognize the relative safety and the attractive yields of larger capitalization stocks. Valuation differentials between large and small cap stocks have compressed to the point that small cap stocks in aggregate are more expensive than large cap stocks, and recent dividend tax cuts disproportionately favor investors in larger, more mature companies with strong cash flows and payouts, setting the stage for potential large cap out performance in upcoming years. Your ownership in the Fund positions you to take advantage of this prospective trend.

As the manager of the Integrity Equity Fund, I am focused on investing in equity securities that have industry-leading characteristics and are undervalued relative to the market. My "bottoms up" approach to investing continues to yield attractive buying opportunities at current levels, and I am dedicated to allocating your capital to the companies that I believe will show strength in the years ahead. Additionally, I will continue to examine the relative attractiveness of a number of industry sectors and selectively allocate capital to those industry groups that have underperformed the market in recent quarters. I believe our strategy of "bottoms up" securities analysis will optimize returns in the long-term.

*Excludes the deduction of the sales charge. The performance discussed would be lower if it reflected the sales charge.

Sincerely,

Richard Barone
Chief Executive Officer/Portfolio Manager
Ancora Advisors LLC, Sub-Adviser to Integrity Mutual Funds

The views expressed are those of Richard Barone and Ancora Advisors, LLC, Sub-Adviser to the Integrity Equity and Income Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Fund invests in small and mid-sized companies. Stocks of small and mid-sized companies are more sensitive to changing market conditions and, therefore, investing in such securities involves greater risk than investing in the securities of larger companies.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

American Depository Receipt (ADR)
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2005 (Unaudited)

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

F - Financial	27.7%
T - Technology	21.4%
S - Services	11.3%
HC - Healthcare	11.3%
E - Energy	10.1%
C - Conglomerates	7.4%
CG - Capital Goods	6.7%
O - Other	4.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS
(as a percentage of net assets)

1.	Intel Corp	4.78%
2.	General Electric	4.76%
3.	Time Warner Inc	4.59%
4.	Microsoft Corp	4.55%
5.	American Express Company	4.39%
6.	Pfizer Inc	4.30%
7.	L-3 Communications	4.21%
8.	Cisco Systems Inc	4.20%
9.	Apache Corp	4.14%
10.	Travelers PPTY Cas Corp	4.10%

The Funds holdings are subject to change at any time.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,010.40	$10.05
Class N	$1,000.00	$1,013.00	$7.55
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,025.00	$10.13
Class N	$1,000.00	$1,025.00	$7.59

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (2.00% for Class A and 1.50% for Class N), multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of 1.04% for Class A and 1.30% for Class N for the six-month period of January 3, 2005 to June 30, 2005.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2005
Integrity Equity Fund				Since Inception
Class N Shares	1 year	5 year	10 year	(September 7, 1992)
No-Load	6.33%	(8.16%)	6.00%	6.52%

				Since Inception
Lipper Mlt-Cap Core Index	1 year	5 year	10 year	(September 7, 1992)
	8.51%	(0.77%)	9.43%	10.32%

				Since Inception
Lipper Large Cap Core Index	1 year	5 year	10 year	(September 7, 1992)
	4.85%	(2.84%)	8.45%	9.24%

				Since Inception
S&P 500 Index	1 year	5 year	10 year	(September 7, 1992)
	6.32%	(2.37%)	9.93%	10.62%

	For periods ending June 30, 2005
Integrity Equity Fund				Since Inception
Class A Shares	1 year	5 year	10 year	(June 16, 2003)
Without Sales Charge	5.79%	N/A	N/A	8.45%
With Sales Charge (5.75%)	(0.28%)	N/A	N/A	5.36%

				Since Inception
Lipper Mlt-Cap Core Index	1 year	5 year	10 year	(June 16, 2003)
	8.51%	N/A	N/A	12.46%

				Since Inception
Lipper Large Cap Core Index	1 year	5 year	10 year	(June 16, 2003)
	4.85%	N/A	N/A	10.52%

				Since Inception
S&P 500 Index	1 year	5 year	10 year	(June 16, 2003)
	6.32%	N/A	N/A	10.31%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to May 23, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. Prior to May 23, 2003, the Canandaigua National Bank & Trust Company served as investment adviser to the Fund.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Equity Fund, Lipper Mlt-Cap Core Index, and the S&P 500 Index

Class N Shares
	Integrity Equity Fund	Lipper Mlt-Cap Core Index	Lipper Large Cap Core Index	S&P 500 Index
09/07/1992	$10,000	$10,000	$10,000	$10,000
1992	$10,290	$10,971	$10,711	$10,544
1993	$10,880	$12,325	$11,933	$11,607
1994	$10,930	$12,211	$11,804	$11,760
1995	$13,630	$16,144	$15,553	$16,179
1996	$16,670	$19,449	$18,639	$19,894
1997	$19,400	$24,559	$24,086	$26,532
1998	$22,800	$29,149	$30,573	$34,114
1999	$30,484	$35,202	$36,489	$41,292
2000	$32,049	$34,027	$33,800	$37,533
2001	$22,596	$30,367	$29,462	$33,072
2002	$16,692	$23,764	$23,206	$25,763
2003	$20,645	$31,205	$28,962	$33,153
2004	$22,184	$35,071	$31,362	$36,760
6/30/05	$22,472	$35,234	$31,047	$36,463

Class A Shares
	Integrity Equity Fund w/o Sales Charge	Integrity Equity Fund w/Max Sales Charge	Lipper Mlt-Cap Core Index	Lipper Large Cap Core Index	S&P 500 Index
06/16/03	$10,000	$9,425	$10,000	$10,000	$10,000
2003	$10,927	$10,298	$11,255	$11,442	$11,107
2004	$11,680	$11,011	$12,650	$12,390	$12,316
6/30/05	$11,801	$11,125	$12,709	$12,266	$12,216

Putting Performance into Perspective

Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Trustee	Since Sept. 2003	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director , South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (to June 2003), South Dakota Tax-Free Fund, Inc. (to June 2004) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios (since January 1999).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman, President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Chairman, President (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCK (91.8%)

Capital Goods (6.7%)
Goodrich Corp.	4,000	$163,840
Honeywell International Inc.	5,500	201,465
		365,305
Conglomerates (7.4%)
3M Co.	2,000	144,600
General Electric	7,500	259,875
		404,475
Energy (10.1%)
Anadarko Petroleum	1,500	123,225
Apache Corp	3,500	226,100
ConocoPhillips	3,500	201,215
		550,540
Financial (23.6%)
American Express Company	4,500	239,535
MBNA Corp	8,500	222,360
Merrill Lynch	4,000	220,040
US Bancorp Del Com	6,500	189,800
Wachovia Corp.	4,000	198,400
Wells Fargo & Co.	3,500	215,530
		1,285,665
Healthcare (11.3%)
*Boston Scientific Corp.	7,000	189,000
Johnson & Johnson	3,000	195,000
Pfizer Inc.	8,500	234,430
		618,430
Services (11.3%)
Alltel Corp.	3,000	186,840
*Comcast Corp. New Cl. A	6,000	179,700
*Time Warner Inc.	15,000	250,650
		617,190
Technology (21.4%)
*Cisco Systems, Inc.	12,000	229,320
Hewlett-Packard	8,500	199,835
Intel Corp	10,000	260,600
L-3 Communications	3,000	229,740
Microsoft Corp.	10,000	248,400
		1,167,895

TOTAL COMMON STOCKS (COST: $4,506,016)		$5,009,500

CORPORATE BOND EQUIVALENT (4.1%)
Travelers PPTY Cas Corp.	10,000	223,800
TOTAL CORPORATE BOND EQUIVALENT (COST: $225,125)		223,800

TOTAL INVESTMENTS IN SECURITIES (COST: $4,731,141)		$5,233,300

OTHER ASSETS LESS LIABILITIES		223,850

NET ASSETS		$5,457,150

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $4,731,141)		$5,233,300
Cash		216,539
Accrued dividends receivable		11,072
Prepaid expenses		6,325
Receivable from manager		4,304

Total Assets		$5,471,540

LIABILITIES
Accrued expenses		$14,390

Total Liabilities		$14,390

NET ASSETS		$5,457,150

Net assets are represented by:
Capital stock outstanding		$13,937,540
Accumulated undistributed net realized gain (loss) on investments		(8,990,585)
Accumulated undistributed net investment income		8,036
Unrealized appreciation (depreciation) on investments		502,159
Total amount representing net assets applicable to
291,300 outstanding shares of no par common stock
(unlimited shares authorized)		$5,457,150

Net Assets Consist of:		40,305
Class A	$
Class N		$5,416,845
Total Net Assets		$5,457,150

Shares Outstanding:
Class A		2,174
Class N		289,126

Net Asset Value per share:
Class A		$18.54
Class A - offering price (based on sales charge of 5.75%)		$19.67
Class N		$18.74

The accompanying notes are an integral part of these financial statements.

Statement of OperationsFor the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	57,096
Total Investment Income	$57,096

EXPENSES
Investment advisory fees	$32,714
12b-1 fees	142
Transfer agent fees	15,000
Accounting service fees	16,635
Administrative service fees	15,000
Custodian fees	1,776
Professional fees	5,706
Trustees fees	928
Transfer agent out-of-pockets	235
Reports to shareholders	316
Legal fees	3,612
Audit fees	3,587
License, fees, and registrations	3,612
Total Expenses	$99,263
Less expenses waived or absorbed by the Fund's manager	(50,203)
Total Net Expenses	$49,060

NET INVESTMENT INCOME (LOSS)	$8,036

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$606,450
Net change in unrealized appreciation (depreciation) of investments	(549,534)
Net Realized and Unrealized Gain (Loss) on Investments	$56,916
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,952

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets

For the six months ended June 30, 2005, and the year ended December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,036	$30,057
Net realized gain (loss) on investment transactions	606,450	1,362,978
Net change in unrealized appreciation (depreciation) on investments	(549,534)	(753,127)
Net Increase (Decrease) in Net Assets Resulting From Operations	$64,952	$639,908

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($0.00 and $.07, respectively)	$0	$(302)
Class N ($0.00 and $.07, respectively)	0	(29,755)
Distributions from net realized gain on investment transactions:
Class A	0	0
Class N	0	0
Total Dividends and Distributions	$0	$(30,057)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$297	$87,244
Class N	36,115	180,893
Proceeds from reinvested dividends:
Class A	0	302
Class N	0	29,739
Cost of shares redeemed:
Class A	(41,378)	(42,146)
Class N	(2,648,927)	(5,657,364)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,653,893)	$(5,401,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,588,941)	$(4,791,481)

NET ASSETS, BEGINNING OF PERIOD	8,046,091	12,837,572
NET ASSETS, END OF PERIOD	$5,457,150	$8,046,091
Undistributed Net Investment Income	$8,036	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

The Integrity Equity Fund (the "Fund") is an investment portfolio of The Integrity Funds (the "Trust") registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust may offer multiple portfolios; currently eight portfolios are offered. The Fund seeks long-term growth of asset value through capital appreciation and dividend income. From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment adviser as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." On March 3, 2003, the trust was renamed "The Integrity Funds".

All shares existing prior to June 16, 2003, the commencement date of Class A shares, were classified as Class N shares. Class N shares are sold without a sales charge. Class A shares are sold with an initial sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Contingent Deferred Sales Charge ("CDSC") - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt income	$0	$0
Ordinary Income	30,057	17,176
Long-term Capital Gains	0	0
Total	$30,057	$17,176

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$ 0	$ 0	$ 0	(9,455,093)	$909,751	(8,545,342)

As of December 31, 2004, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2009	$6,059,535
2010	$3,393,883
2011	$1,675

For the year ended December 31, 2004 the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2005, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts are required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were unlimited shares of no par authorized; 291,300 and 434,915 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class N Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	15	5,074	1,934	10,388
Shares issued on reinvestment of dividends	0	16	0	1,606
Shares redeemed	(2,291)	(2,429)	(143,273)	(322,576)
Net increase (decrease)	(2,276)	2,661	(141,339)	(310,582)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor. Ancora Advisors, LLC ("Ancora") is the Sub-Adviser to the Fund.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund's average daily net assets. The Fund has recognized $0 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $0 at June 30, 2005, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity Equity Fund's Class A shares do not exceed 2.00% and Class N shares do not exceed 1.50% for the current fiscal year. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class N does not pay an annual distribution fee. Class A currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. Class A has recognized $142 of distribution plan expenses for the six months ended June 30, 2005. Class A has a payable to Integrity Funds Distributor of $17 at June 30, 2005, for distribution plan expenses.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $15,000 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,500 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. Integrity Fund Services will charge an additional accounting services fee of $500 per month for each additional share class. The Fund has recognized $16,635 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,740 at June 30, 2005, for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. Each Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $15,000 of administrative service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,500 at June 30, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $617,342 and $3,233,893, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,731,141. The net unrealized appreciation of investments based on the cost was $502,159, which is comprised of $707,193 aggregate gross unrealized appreciation and $205,034 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2005

Selected per share data and ratios for the period indicated

Class A Shares

	For the Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Period Since Inception (June 16, 2003) thru December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$18.35	$17.23	$15.79

Income from Investment Operations:
Net investment income (loss)	$.04	$.07	$.02
Net realized and unrealized gain (loss) on investment transactions	.15	1.12	1.44
Total Income (Loss) From Investment Operations	$.19	$1.19	$1.46

Less Distributions:
Dividends from net investment income	$.00	$(.07)	$(.02)
Distributions from net realized gains	.00	.00	.00
Total Distributions	$.00	$(.07)	$(.02)

NET ASSET VALUE, END OF PERIOD	$18.54	$18.35	$17.23

Total Return	2.07%(A)(C)	6.89%(A)	17.43%(A)(C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$40	$82	$31
Ratio of net expenses (after expense assumption) to average net assets	2.00%(B)(C)	2.00%(B)	2.06%(B)(C)
Ratio of net investment income to average net assets	0.33%(C)	0.39%	0.59%(C)
Portfolio turnover rate	9.75%	50.21%	54.81%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $426, $657, and $48, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.50%, 2.83%, and 2.75%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial HighlightsJune 30, 2005

Selected per share data and ratios for the period indicated

Class N Shares

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$18.50	$17.28	$13.99	$18.99	$27.01	$26.71

Income from Investment Operations:
Net investment income (loss)	$.03	$.07	$.02	$.03	$(.06)	$(.20)
Net realized and unrealized gain (loss) on investment transactions	.21	1.22	3.29	(5.00)	(7.91)	1.59
Total Income (Loss) From Investment Operations	$.24	$1.29	$3.31	$(4.97)	$(7.97)	$1.39

Less Distributions:
Dividends from net investment income	$.00	$(.07)	$(.02)	$(.03)	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	(.05)	(1.09)
Total Distributions	$.00	$(.07)	$(.02)	$(.03)	$(.05)	$(1.09)

NET ASSET VALUE, END OF PERIOD	$18.74	$18.50	$17.28	$13.99	$18.99	$27.01

Total Return	2.59%(B)	7.46%	23.68%	(26.13)%	(29.49)%	5.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$5,417	$7,964	$12,807	$13,611	$26,848	$40,208
Ratio of net expenses (after expense assumption) to average net assets	1.50%(A)(B)	1.50%(A)	1.44%(A)	1.35%(A)	1.35%(A)	1.32%(A)
Ratio of net investment income to average net assets	0.25%(B)	0.30%	0.13%	0.18%	(0.27)%	(0.67)%
Portfolio turnover rate	9.75%	50.21%	54.81%	46.99%	122.91%	144.68%

(A) During the period since 12/31/03, Integrity Mutual Funds, Inc. assumed/waived expenses of $49,777 and $81,248, respectively. During the year ended 12/31/03, Integrity Mutual Funds, Inc./Canandaigua Bank assumed/waived expenses of $63,884. In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.04, $.01, and $.02, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.04%, 2.32%, 1.93%, 1.62%, 1.42%, and 1.38%, respectively.

(B) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Value Fund (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

So far, 2005 has brought us concerns over high oil prices, inflation, and declining consumer confidence. The recent upward movement in the market indicates that business and consumers have adjusted to the higher oil prices. The Consumer Confidence Index, which had trended downward since January, rebounded in May. One of its components, the Expectations Index is signaling economic growth in the months ahead. Lastly, the Fed has been vigilant in its efforts to squelch any inflationary pressures through a series of 25 basis point interest rate hikes. The market has proven to be resilient despite these obstacles. A near term recession is unlikely unless the Fed follows a very restrictive monetary policy. Our hope is that there will be a pause to assess the impact of the prior rate hikes before ratcheting rates any higher. Recent history suggests that rate hikes during Greenspan's tenure at the Fed have at times resulted in overly restrictive monetary policy, contributing to recessions in 1990, and 2001. We believe the Fed should stop raising rates now.

The Fund's performance (-0.10% *YTD total return without maximum sales charge) was basically in line with the benchmark over the first half of the 2005. This was due to several factors: We positioned the portfolio to take advantage of attractive valuations and growth opportunities of the beaten down Technology and Health Care sectors. Prior periods' inventory gluts depressed valuations in some of the premier names in the semiconductor sector. The Fund added Intel and Texas Instruments late in 2004 as it became apparent that excess inventory problems had substantially diminished and that they would benefit from the next re-equipment wave and increased consumer and corporate demand for wireless products. Also contributing positively to performance were overweight positions in select pharmaceutical and biotechnology issues. Kos Pharmaceutical (Biotechnology) appreciated significantly before and after legal settlement with Barr Labs in regard to Kos Pharma's time-release cholesterol lowering drugs. Our position in Eon Labs (Pharmaceuticals - recently sold) profited handsomely, becoming the acquisition target of Novartis. Additionally, our overweight position in insurance stocks versus banks has contributed positively to performance. Among the other winners were Conoco Phillips (Integrated Oil & Gas), Hovnanian (Homebuilding), and Netease (Wireless Telecom). When viewed versus benchmark, the Fund's performance was negatively affected by its underweight exposure to high yield utilities, health care providers, and multiline retail. Compared to the Morningstar large value category, the Fund was negatively affected by its relatively low exposure to the energy sector. This sector overall appears to be very extended in price. Individual securities hurting Fund performance were Boston Scientific (Health Care Equipment), Angiotech Pharmaceuticals (Pharmaceuticals), Hyperion Solutions (Application Software), E-trade (Diversified Financial), and Steel Dynamics (Steel), which we recently sold.

We manage the Value Fund using our quantitative intelligent expert system for stock selection. The portfolio is focused on profitable value stocks that areexpected increased unit volume beneficiaries. These are typicallyenterprises, cyclical or otherwise, that are experiencing an improved outlook. Such usually leads to upward revisions in earnings estimates and superior investment performance. We do not own speculative "Red Ink Turn Arounds" with an unattractive business franchise. We like to think of ourselves as investors in profitable companies, not speculators.

Relative to benchmark, we are currently underweight in utilities, retail apparel, banks, automobiles and components, multiline retail, materials, consumer staples, media, and integrated oil & gas and oil & gas exploration. We are overweight in semiconductor, semiconductor equipment, wireless telecom issues, biotechnology, pharmaceuticals, construction & farm equipment, insurance, and homebuilding. We continue to focus on companies that are experiencing "positive change" while still selling at reasonable valuations as opposed to high-yielding, low-growth defensive stocks such as utilities and consumer staples. We do not invest in high yield issues without regard to the viability and attractiveness of the underlying business franchise. At the end of June 2005, the portfolio had an average forward P/E ratio of approximately 14, a consensus future earnings growth rate of 17% and an average ROE of over 19%.

While value investing is generally considered to be a defensive style, often underperforming in a bull market, we nevertheless believe our Value Fund is well positioned to take advantage of what we expect to be a vibrant economic expansion in the years ahead.

*Excludes the deduction of the sales charge. The performance discussed would be lower if it reflected the sales charge.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing

The Fund invests in small and mid-sized companies. Stocks of small and mid-sized companies are more sensitive to changing market conditions and, therefore, investing in such securities involves greater risk than investing in the securities of larger companies.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
 A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
 A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
 Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
 The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
 The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return
 Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2005 (Unaudited)

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

HC - Healthcare	27.2%
T - Technology	25.5%
F - Financial	25.3%
CG - Capital Goods	10.6%
RP - Repurchase Agreement	4.3%
E - Energy	3.9%
O - Other	3.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(as a percentage of net assets)

1.	Andrx Group	5.45%
2.	Intel Corp	5.25%
3.	Texas Instruments	5.18%
4.	Hovnanian Enterprises	4.92%
5.	Lam Research Corp	4.86%
6.	J.P. Morgan Chase & Co.	4.74%
7.	Angiotech Pharmaceuticals, Inc.	4.42%
8.	Wells Fargo Repurchase Agreement	4.27%
9.	E*Trade Financial Corp.	4.23%
10.	Merck & Co	4.13%

The Fund's holdings are subject to change at any time.

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$ 999.00	$13.28
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,025.00	$13.45

* Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (0.10)% for the six-month period of January 3, 2005 to June 30, 2005.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2005
				Since Inception
Integrity Value Fund	1 year	5 year	10 year	(May 26, 1998)
Without Sales Charge	6.13%	1.61%	N/A	0.11%
With Sales Charge (5.75%)	0.00%	0.41%	N/A	(0.72%)

				Since Inception
Lipper Large Cap Value Index	1 year	5 year	10 year	(May 26, 1998)
	8.75%	1.93%	N/A	3.50%

				Since Inception
Dow Jones Composite Index	1 year	5 year	10 year	(May 26, 1998)
	10.78%	4.40%	N/A	4.49%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Value Fund, Lipper Large Cap Value Index, and the Dow Jones composite index.

	Integrity Value Fund w/o Sales Charge	Integrity Value Fund w/Max Sales Charge	Lipper Large Cap Value Index	Dow Jones Composite Index
05/29/98	$10,000	$9,425	$10,000	$10,000
12/31/98	$9,990	9,416	10,682	10,279
12/31/99	10,468	9,866	11,833	11,717
12/29/00	10,237	9,648	12,065	12,316
12/31/01	9,165	8,638	11,030	10,952
12/31/02	7,677	7,236	8,860	9,207
12/31/03	9,404	8,864	11,340	11,914
12/31/04	10,091	9,511	12,700	13,770
06/30/05	10,081	9,501	12,763	13,654

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Trustee	Since Sept. 2003	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW - Ste. 305 Minot, ND 58701 70	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director , South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (to June 2003), South Dakota Tax-Free Fund, Inc. (to June 2004) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios (since January 1999).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman, President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Chairman, President (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (92.4%)

BANKS (4.7%)
J.P. Morgan Chase & Co.	8,000	$282,560
		282,560
BIOTECHNOLOGY & DRUGS (4.4%)
*Angiotech Pharmaceuticals, Inc.	19,000	263,340
		263,340
COMPUTER HARDWARE (11.3%)
*Hyperion Solutions	4,000	160,960
Intel Corp	12,000	312,720
*Netease.com Inc. ADR	3,500	199,885
		673,565
DIVERSIFIED ELECTRONIC (1.9%)
*Anixter International Inc	3,000	111,510
		111,510
DRUGS AND PHARMACEUTICALS (15.1%)
*Andrx Group	16,000	324,960
*Kos Pharmaceuticals, Inc.	3,000	196,500
Merck & Co	8,000	246,400
*Wyeth	3,000	133,500
		901,360
ENGINEERING (4.9%)
*Hovnanian Enterprises	4,500	293,400
		293,400
FINANCIAL (10.2%)
*Affiliated Managers Group	2,000	136,660
*E*Trade Financial Corp.	18,000	251,820
Merrill Lynch	4,000	220,040
		608,520
HEALTHCARE (6.3%)
*Genzyme Corp.	4,000	240,360
*WEBMD CORP.	13,000	133,510
		373,870
INSURANCE (10.4%)
Berkley (W.R.)	6,750	240,840
St. Paul Travelers	6,000	237,180
Everest Reinsurance Group Ltd.	1,500	139,500
		617,520
MACHINERY & EQUIPMENT (2.4%)
Caterpillar Inc	1,500	142,965
		142,965
MEDICAL EQUIPMENT (3.6%)
*Boston Scientific Corp.	8,000	216,000
		216,000
OIL AND GAS OPERATIONS (7.1%)
ConocoPhillips	4,000	229,960
*Maverick Tube	6,500	193,700
		423,660
SEMICONDUCTOR (10.1%)
*Lam Research Corp	10,000	289,400
Texas Instruments	11,000	308,770
		598,170

TOTAL COMMON STOCKS (COST: $5,111,930)		$5,506,440

REPURCHASE AGREEMENTS (4.3%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: 254,783)	254,783	$254,783
2.75%, dated 6/1/05, due 7/6/05,Collaterized by U.S. Treasury Obligations

SHORT-TERM SECURITIES (3.8%)	Shares
Wells Fargo Advantage Investment Money Market	185,000	$185,000
Wells Fargo Advantage Treasury Plus Money Market	42,787	42,787
TOTAL SHORT-TERM SECURITIES (COST: $227,787)		$227,787

TOTAL INVESTMENTS IN SECURITIES (COST: $5,594,500)		$5,989,010
OTHER ASSETS LESS LIABILITIES		(28,850)

NET ASSETS		$5,960,160

ADR - American Depository Receipt

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $5,594,500)	$5,989,010
Security sales receivable	100
Accrued dividends receivable	4,758
Accrued interest receivable	446
Accrued interest Repo	584
Prepaid expenses	9,576
Total Assets	$6,004,474

LIABILITIES
Accrued expenses	$26,266
Payable for fund shares redeemed	18,048
Total Liabilities	$44,314

NET ASSETS	$5,960,160

Net assets are represented by:
Paid-in capital	$6,905,498
Accumulated undistributed net realized gain (loss) on investments	(1,283,013)
Accumulated undistributed net investment income	(56,835)
Unrealized appreciation on investments	394,510
Total amount representing net assets applicable to
615,236 outstanding shares of no par common stock
(unlimited shares authorized)	$5,960,160

Net asset value per share	$9.69
Public Offering Price (based on sales charge of 5.75%)	$10.28

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$3,066
Dividends	39,704
Total Investment Income	$42,770

EXPENSES
Investment advisory fees	$37,587
12b-1 fees	18,794
Transfer agent fees	12,001
Accounting service fees	13,879
Administrative service fees	12,000
Custodian fees	1,834
Professional fees	5,638
Trustees fees	579
Transfer agent out-of-pockets	38
Reports to shareholders	1,863
Insurance expense	2,155
License, fees, and registrations	1,162
BISYS service fees	3,365
Foreign tax expense	808
Legal fees	4,960
Audit fees	2,615
Total Expenses	$119,278
Less expenses waived or absorbed by the Fund's manager	(19,673)
Total Net Expenses	$99,605

NET INVESTMENT INCOME (LOSS)	$(56,835)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$386,842
Net change in unrealized appreciation (depreciation) of investments	(433,879)
Net Realized and Unrealized Gain (Loss) on Investments	$(47,037)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(103,872)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets

For the six months ended June 30, 2005, and the year ended December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(56,835)	$(109,039)
Net realized gain (loss) on investment transactions	386,842	990,688
Net change in unrealized appreciation (depreciation) on investments	(433,879)	(233,043)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(103,872)	$648,606

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$63,082	$935,795
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(3,650,594)	(2,663,192)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(3,587,512)	$(1,727,397)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,691,384)	$(1,078,791)

NET ASSETS, BEGINNING OF PERIOD	9,651,544	10,730,335
NET ASSETS, END OF PERIOD	$5,960,160	$9,651,544
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

The Integrity Value Fund (the "Fund") is an investment portfolio of The Integrity Funds (the "Trust") registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust may offer multiple portfolios; currently eight portfolios are offered. On September 19, 2003, the Integrity Value Fund became a series of the Integrity Funds Trust. Prior to this the Fund was part of the Willamette Funds Group. The Willamette Funds which were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Integrity Value Fund. The Fund seeks above average total return through a combination of capital appreciation and dividend income.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge ("CDSC") - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2004
Tax-Exempt Income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the fiscal year ended December 31, 2004, there were no distributions paid.

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
0	0	0	(1,669,372)	827,906	(841,466)

As of December 31, 2004, the Fund had net capital loss carryforwards, which are available to offset future realized gains. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2010	$467,615
2011	$1,201,757

For the year ended December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were unlimited shares of no par authorized; 615,236 and 994,708 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	6,508	103,532
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(385,980)	(295,166)
Net increase (decrease)	(379,472)	(191,634)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund's average daily net assets. The Fund has recognized $17,914 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $1,800 at June 30, 2005, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity Value Fund do not exceed 2.65% until March 31, 2006. After such a date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $18,794 of distribution fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Funds Distributor of $2,550 at June 30, 2005, for distribution fees.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $12,001 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class. The Fund has recognized $13,879 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,255 at June 30, 2005, for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. Each Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $1,186,698 and $4,926,343, respectively, for the six months ended June 30, 2005.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,594,500. The net unrealized appreciation of investments based on the cost was $394,510, which is comprised of $692,308 aggregate gross unrealized appreciation and $297,798 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2005

Selected per share data and ratios for the period indicated

	For The Six Month Period Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70	$9.04	$6.82	$9.28	$9.12	$9.65

Income from Investment Operations:
Net investment income (loss)	$(.09)	$(.11)	$(.12)	$(.05)	$(.07)	$(.02)
Net realized and unrealized gain (loss) on investment transactions	.08	.77	2.34	(2.41)	.23	(.49)
Total Income (Loss) From Investment Operations	$(.01)	$.66	$2.22	$(2.46)	$.16	$(.51)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00
Return of capital	.00	.00	.00	.00	.00	(.01)
Distributions from net realized gains	.00	.00	.00	.00	.00	(.01)
Total Distributions	$.00	$.00	$.00	$.00	$.00	$(.02)

NET ASSET VALUE, END OF PERIOD	$9.69	$9.70	$9.04	$6.82	$9.28	$9.12

Total Return	(0.21%)(A)(D)	7.30%(A)	32.55%(A)(C)	(26.51%)(A)	1.75%(A)	(5.23%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$5,960	9,652	$10,730	$8,562	$11,826	$12,879
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)(D)	2.65%(B)	4.66%(B)(D)	3.64%(B)	3.13%(B)	2.90%(B)
Ratio of net investment income to average net assets	(1.52%)(D)	(1.06%)	(1.94%)(D)	(0.63%)	(0.71%)	(0.22%)
Portfolio turnover rate	16.24%	81.42%	34.08%	45.09%	30.41%	66.29%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc., assumed/waived expenses of $19,673 and $22,747, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.18% and 2.87%, respectively. During the period April 1, 2003 thru December 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $14,133. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.85%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $0, $0, and $0, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.64%, 3.13%, and 2.90%, respectively.

(C) Ratio is not annualized.

(D) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Small Cap Growth Fund (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

So far, 2005 has brought us concerns over high oil prices, inflation, and declining consumer confidence. The recent upward movement in the market indicates that business and consumers have adjusted to the higher oil prices. The Consumer Confidence Index, which had trended downward since January, rebounded in May. One of its components, the Expectations Index is signaling economic growth in the months ahead. Lastly, the Fed has been vigilant in its efforts to squelch any inflationary pressures through a series of 25 basis point interest rate hikes. The market has proven to be resilient despite these obstacles. A near term recession is unlikely unless the Fed follows a very restrictive monetary policy. Our hope is that there will be a pause to assess the impact of the prior rate hikes before ratcheting rates any higher. Recent history suggests that rate hikes during Greenspan's tenure at the Fed have at times resulted in overly restrictive monetary policy, contributing to recessions in 1990, and 2001. We believe the Fed should stop raising rates now.

The Fund's performance (+2.34% *YTD total return without maximum sales charge) is in the top performance quartile relative to its peers over the first half of 2005. Assisting performance was our overweight position in health care. Resolution to Medicare / Medicaid reimbursement rate issues lifted some of the uncertainty surrounding our holdings in the Health Care Services and Health Care Facilities areas, resulting in outstanding performance by Express Scripts, Renal Care (recently sold), Lifepoint Hospitals, and Community Health Systems. Kos Pharmaceutical (Biotechnology) appreciated significantly before and after legal settlement with Barr Labs in regard to Kos Pharma's time-release cholesterol lowering drugs. Our position in Eon Labs (Pharmaceuticals - recently sold) profited handsomely, becoming the acquisition target of Novartis. We were also overweight in two oil / gas drilling and exploration concerns (Precision Drilling & Newfield Exploration) that performed quite well. Among other bright spots were: Cerner (Health Care Services), Hovnanian (Homebuilding), and Mantech (IT Consulting). Transportation issues were a drag on performance. Fears of an economic slowdown and higher fuel prices had a negative impact on J.B. Hunt, Arkansas Best, Yellow Corp., and Old Dominion (recently sold). Steel Dynamics (recently sold) also suffered due to a weakening in steel demand and pricing pressure. Also hurting Fund performance were underweight positions in Diversified Metals, Oil and Gas Equipment, Consumer Staples, Utilities, Specialty Stores, Specialty Retail, and Gaming stocks. Individual securities hurting Fund performance were: Angiotech Pharmaceuticals (Pharmaceuticals), Hyperion Solutions (Application Software), E-trade (Diversified Financial, and Turkcell ADR (Wireless Telecom).

We manage the Small Cap Growth Fund using our quantitative intelligent expert system for stock selection. The portfolio is focused on profitable small cap growth stocks that areexpected increased unit volume beneficiaries.These are typicallyenterprises that are in the process of launching high demand proprietary products, or other firms, cyclical or otherwise, that are experiencing an improved outlook. Such usually leads to upward revisions in earnings estimates and superior investment performance. We do not own speculative micro cap "Story Stocks". We like to think of ourselves as investors in profitable companies, not speculators.

We focus on rapidly growing companies that were selling at reasonable P/E ratios. Relative to benchmark, we are currently underweight in commercial services, consumer durables, media, consumer staples, retailing, banks, machinery, hotels and restaurants, regional banks, utilities, and overweight in healthcare providers, pharmaceuticals and biotechnology, technology hardware, trucking and wireless telecom issues. We continue to focus on companies that are experiencing "positive change". At the end of June 2005, the portfolio had an average forward P/E ratio of approximately 15, a consensus future earnings growth rate of 18% and an average ROE of over 19%.

Smaller companies generally have much higher growth prospects than their larger competitors. For this and other reasons, we believe our portfolio is well positioned to take advantage of the expanding economy and current market conditions.

*Excludes the deduction of the sales charge. The performance discussed would be lower if it reflected the sales charge.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Fund invests in small and mid-sized companies. Stocks of small and mid-sized companies are more sensitive to changing market conditions and, therefore, investing in such securities involves greater risk than investing in the securities of larger companies.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

American Depository Receipt (ADR)
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
 A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
 A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
 Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
 The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return
 Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2005 (Unaudited)

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

T-Technology	31.5%
HC-Healthcare	24.2%
F-Financial	13.6%
O-Other	7.7%
E-Energy	7.1%
TR-Transportation	6.2%
CG-Capital Goods	4.6%
S-Services	3.4%
BM-Basic Materials	1.7%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.

TOP TEN HOLDINGS

(as a percentage of net assets)

1.	Kos Pharmaceuticals, Inc.	5.87%
2.	Anixter International Inc.	5.55%
3.	Andrx Group	5.46%
4.	E*Trade Financial Corp.	5.18%
5.	Precision Drilling	4.72%
6.	Lam Research Corp	4.15%
7.	WEBMD Corp.	3.68%
8.	Wells Fargo Reurchase Agreement	3.65%
9.	Hyperion Solutions	3.37%
10.	Turkcell ADR	3.37%

The Fund's holdings are subject to change at any time.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,023.40	$13.41
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,025.00	$13.42

* Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of 2.34% for the six-month period of January 3, 2005 to June 30, 2005.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For six month period ending June 30, 2005
				Since Inception
Integrity Small Cap Growth Fund	1 year	5 year	10 year	(April 5, 1999)
Without Sales Charge	11.12%	(2.29)%	N/A	9.00%
With Sales Charge (5.75%)	4.72%	(3.44)%	N/A	7.97%

				Since Inception
Lipper Small Cap Growth Index	1 year	5 year	10 year	(April 5, 1999)
	5.83%	(3.88)%	N/A	6.86%

				Since Inception
Russell 2000 Index	1 year	5 year	10 year	(April 5, 1999)
	9.45%	5.70%	N/A	9.11%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Small Cap Growth Fund, Lipper Small Cap Growth Index, and the Russell 2000 Index

	Integrity Small Cap Growth Fund w/o Sales Charge	Integrity Small Cap Growth Fund w/Max Sales Charge	Lipper Small Cap Growth Index	Russell 2000 Index
04/05/99	$10,000	$9,425	$10,000	$10,000
12/31/99	17,892	16,863	16,519	12,673
12/29/00	17,327	16,331	15,155	12,290
12/31/01	15,191	14,318	13,190	12,596
12/31/02	11,467	10,808	9,546	10,016
12/31/03	14,946	14,087	13,815	14,748
12/31/04	16,747	15,784	15,312	17,452
06/30/05	17,139	16,154	15,126	17,233

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Trustee	Since Sept. 2003	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director , South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (to June 2003), South Dakota Tax-Free Fund, Inc. (to June 2004) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios (since January 1999).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman, President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Chairman, President (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (92.1%)

Biotechnology & Drugs (3.1%)
*Angiotech Pharmaceuticals, Inc.	38,000	$526,680
		526,680
Chemicals (1.7%)
Agrium	14,500	284,345
		284,345
Computer Hardware (9.8%)
*Hyperion Solutions	14,000	563,360
Intel Corp	20,000	521,200
*ManTech International	18,000	558,720
		1,643,280
Computer Networking (2.2%)
*Cerner Corp	5,500	373,835
		373,835
Computer Services (2.7%)
*Netease.com Inc. ADR	8,000	456,880
		456,880
Diversified Electronic (5.6%)
*Anixter International Inc	25,000	929,250
		929,250
Drugs & Pharmaceuticals (11.3%)
*Andrx Group	45,000	913,950
*Kos Pharmaceuticals, Inc.	15,000	982,500
		1,896,450
Engineering (2.7%)
*Hovnanian Enterprises	7,000	456,400
		456,400
Financial (8.5%)
*Affiliated Managers Group	8,000	546,640
*Dime Bancorp Warrants	20,400	3,672
*E*Trade Financial Corp.	62,000	867,380
		1,417,692
Healthcare (9.1%)
*Amsurg Corporation	20,000	553,800
*Express Scripts	7,000	349,860
*WEBMD CORP.	60,000	616,200
		1,519,860
Hospitals (4.3%)
*Community Health Systems	12,300	464,817
*Lifepoint Hospitals Inc	5,000	252,600
		717,417
Insurance (5.1%)
Berkley (W.R.)	13,500	481,680
Everest Reinsurance Group Ltd.	4,000	372,000
		853,680
Oil & Gas Operations (8.9%)
*Maverick Tube	10,500	312,900
*Newfield Exploration	9,800	390,922
*Precision Drilling	20,000	789,600
		1,493,422
Semiconductor (7.5%)
*Lam Research Corp	24,000	694,560
Texas Instruments	20,000	561,400
		1,255,960
Telecommunications (3.4%)
Turkcell ADR	44,516	563,128
		563,128
Transportation (6.2%)
Arkansas Best	10,500	334,005
Hunt (JB) Transport	15,000	289,500
*Yellow Roadway Corp.	8,000	406,400
		1,029,905

TOTAL COMMON STOCKS (COST: $12,340,313)		$15,418,184

REPURCHASE AGREEMENTS (3.7%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $611,479)	$611,479	$611,479
2.75%, dated 6/1/05, due 7/6/05,Collaterized by U.S. Treasury Obligations

SHORT-TERM SECURITIES (4.9%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $560,000)	560,000	$560,000
Wells Fargo Advantage Treasury Plus Money Market (COST: $255,179)	255,179	255,179
TOTAL SHORT-TERM SECURITIES (COST: $815,179)		815,179

TOTAL INVESTMENTS IN SECURITIES (COST: $13,766,971)		$16,844,842
OTHER ASSETS LESS LIABILITIES		(109,740)

NET ASSETS		16,735,102

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and LiabilitiesJune 30, 2005

ASSETS
Investments in securities, at value (cost: $13,766,971)	$16,844,842
Accrued dividends receivable	1,473
Accrued interest receivable	2,932
Prepaid expenses	17,334
Receivable for fund shares sold	600
Receivable due from broker	79

Total Assets	$16,867,260

LIABILITIES
Disbursement in excess of demand deposit cash	$18
Accrued expenses	52,028
Payable for fund shares redeemed	80,112

Total Liabilities	$132,158

NET ASSETS	$16,735,102

Net assets are represented by:
Paid-in capital	$12,262,887
Accumulated undistributed net realized gain (loss) on investments	1,599,045
Accumulated undistributed net investment income	(204,701)
Unrealized appreciation on investments	3,077,871
Total amount representing net assets applicable to
1,196,601 outstanding shares of no par common stock
(unlimited shares authorized)	$16,735,102

Net Asset Value per share	$13.99
Public Offering Price (based on sales charge of 5.75%)	$14.84

The accompanying notes are an integral part of these financial statements.

Statement of OperationsFor the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$15,388
Dividends	23,043
Total Investment Income	$38,431

EXPENSES
Investment advisory fees	$110,098
12b-1 fees	45,874
Transfer agent fees	22,937
Accounting service fees	16,587
Administrative service fees	18,350
Custodian fees	3,011
Professional fees	6,423
Trustees fees	436
Transfer agent out-of-pockets	521
Reports to shareholders	4,616
Insurance expense	2,828
BISYS service fees	7,836
Foreign tax expense	1,233
Legal fees	7,865
Audit fees	1,865
License, fees, and registrations	5,192
Total Expenses	$255,672
Less expenses waived or absorbed by the Fund's manager	(12,540)
Total Net Expenses	$243,132

NET INVESTMENT INCOME (LOSS)	$(204,701)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,689,592
Net change in unrealized appreciation (depreciation) of investments	(1,205,162)
Net Realized and Unrealized Gain (Loss) on Investments	$484,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$279,729

 The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets
For the six months ended June 30, 2005, and the year ended December 31, 2004

	For the Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(204,701)	$(483,535)
Net realized gain (loss) on investment transactions	1,689,592	2,758,718
Net change in unrealized appreciation (depreciation) on investments	(1,205,162)	125,423
Net Increase (Decrease) in Net Assets Resulting From Operations	$279,729	$2,400,606

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$91,652	$508,516
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(5,179,480)	(4,850,503)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(5,087,828)	$(4,341,987)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,808,099)	$(1,941,381)

NET ASSETS, BEGINNING OF PERIOD	21,543,201	23,484,582
NET ASSETS, END OF PERIOD	$16,735,102	$21,543,201
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

The Integrity Small Cap Growth Fund (the Fund) is an investment portfolio of The Integrity Funds (the "Trust") registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust may offer multiple portfolios; currently eight portfolios are offered. On September 19, 2003, the Integrity Small Cap Growth Fund became a series of The Integrity Funds Trust. Prior to this the Fund was a part of the Willamette Funds Group. The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Integrity Small Cap Growth Fund. The Fund seeks to provide long-term growth through capital appreciation.

Shares are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge ("CDSC") - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the year ended December 31, 2004, there were no distributions paid.

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
0	0	0	(57,439)	4,249,924	4,192,485

As of December 31, 2004, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2010	$57,439

For the year ended December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were unlimited shares of no par authorized; 1,196,601 and 1,576,239 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	6,737	40,234
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(386,375)	(388,665)
Net increase (decrease)	(379,638)	(348,431)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund's average daily net assets. The Fund has recognized $97,557 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $15,699 at June 30, 2005, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Integrity Small Cap Growth Fund do not exceed 2.65%. After such a date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $45,874 of distribution fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Funds Distributor of $7,031 at June 30, 2005, for service fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $22,937 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $3,515 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class. The Fund has recognized $16,587 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,703 at June 30, 2005, for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. Each Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $18,350 of administrative service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,812 at June 30, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $3,392,017 and $9,317,699 respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $13,766,971. The net unrealized appreciation of investments based on the cost was $3,077,864, which is comprised of $3,438,810 aggregate gross unrealized appreciation and $360,946 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2005

Selected per share data and ratios for the period indicated

	For The Six Months Ended June 30, June 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$13.67	$12.20	$8.94	$12.54	$12.93	$9.94

Income from Investment Operations:
Net investment income (loss)	$(.17)	$(.31)	$(.34)	$(.29)	$(.26)	$(.28)
Net realized and unrealized gain (loss) on investment transactions	.49	1.78	3.60	(3.31)	.73	(4.82)
Total Income (Loss) From Investment Operations	$.32	$1.47	$3.26	$(3.60)	$.47	$(5.10)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	(.86)	(1.91)
Total Distributions	$.00	$.00	$.00	$.00	$(.86)	$(1.91)

NET ASSET VALUE, END OF PERIOD	$13.99	$13.67	$12.20	$8.94	$12.54	$12.93

Total Return	4.68%(A)(C)	12.05% (A)	36.47%(A)(D)	(28.71%)(A)	4.02%(A)	(26.77%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,735	$21,543	$23,485	$19,099	$31,528	$30,011
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)(C)	2.65%(B)	4.45%(B)(C)	3.13%(B)	2.64%(B)	2.58%(B)
Ratio of net investment income to average net assets	(2.23)(C)	(2.19%)	(3.89%)(C)	(2.67%)	(2.09%)	(1.85%)
Portfolio turnover rate	19.03%	58.45%	59.04%	27.74%	52.13%	45.13%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc., assumed/waived expenses of $12,540 and $53,156, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 2.79% and 2.89%, respectively. During the period April 1, 2003 thru December 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $4,713. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.47%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group waived expenses of $4,713, $46,274, $62,878, and $0 respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.33%, 2.84%, and 2.58%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations of the Integrity Health Sciences Fund (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

So far, 2005 has brought us concerns over high oil prices, inflation, and declining consumer confidence. The recent upward movement in the market indicates that business and consumers have adjusted to the higher oil prices. The Consumer Confidence Index, which had trended downward since January, rebounded in May. One of its components, the Expectations Index is signaling economic growth in the months ahead. Lastly, the Fed has been vigilant in its efforts to squelch any inflationary pressures through a series of 25 basis point interest rate hikes. The market has proven to be resilient despite these obstacles. A near term recession is unlikely unless the Fed follows a very restrictive monetary policy. Our hope is that there will be a pause to assess the impact of the prior rate hikes before ratcheting rates any higher. Recent history suggests that rate hikes during Greenspan's tenure at the Fed have at times resulted in overly restrictive monetary policy, contributing to recessions in 1990, and 2001. We believe the Fed should stop raising rates now.

The Health Sciences Fund (+6.28% *YTD total return without maximum sales charge) has significantly outperformed the benchmark (S&P 500 Health SPDR ETF) and the Morningstar health category over the first half of the 2005, largely due to stock selection and significant underweight and overweight in key sub sectors of the healthcare field. We have avoided Health Care Equipment stocks, many of which are selling at very high multiples. We have continued to underweight many of the large traditional pharmaceuticals (which have underperformed during recent quarters). However, we did add Merck to the portfolio in December 2004, based on the belief that the company was oversold from the threat of potential Vioxx lawsuits. We have recently added Wyeth based on what we consider to be a strong product lineup and pipeline. We were overweight in the Health Care Services and Health Care Facilities areas, producing exceptional performance from Express Scripts, Renal Care (recently sold), Lifepoint Hospitals, and Community Health Systems. Resolution to Medicare / Medicaid reimbursement rate issues was a catalyst behind the accelerated performance. We were also slightly overweight in biotechnology stocks. We are of the opinion that biotechnology can provide the type of upside the large pharmaceuticals once did while not being as encumbered by over-regulation. We currently hold meaningful positions in biotechnology issues such as Genzyme, Amgen, and Kos Pharmaceuticals. Kos Pharmaceutical (Biotechnology) appreciated significantly before and after legal settlement with Barr Labs in regard to Kos Pharma's time-release cholesterol lowering drugs. We gained additional advantage by owning Accredo Health (Health Care Services) and Eon Labs (Pharmaceuticals), which became acquisition targets of Medco Health Solutions and Novartis respectively. Hurting performance were positions in King Pharmaceuticals, Angiotech Pharmaceuticals, and Boston Scientific; the latter two underperformed in spite of strong revenues and solid market share in drug eluting stents.

We manage the Health Sciences Fund using our quantitative intelligent expert system for stock selection. The portfolio is focused on profitable healthcare stocks that areexpected increased unit volume beneficiaries.These are typicallyenterprises that are in the process of launching high demand proprietary products, or other firms, cyclical or otherwise, that are experiencing an improved outlook. Such usually leads to upward revisions in earnings estimates and superior investment performance. We do not have significant exposure to speculative, money losing biotechnology stocks. We like to think of ourselves as investors in profitable companies, not speculators.

We continue to evaluate the portfolio and make adjustments as market conditions warrant, focusing on companies that are experiencing "positive change" while still selling at reasonable valuations. Relative to benchmark, we are significantly underweight in large traditional pharmaceuticals with pricing pressure on their proprietary products, many of which are coming off patent in the next few years. We are also significantly underweight in health care equipment. We are significantly overweight in health care distributors and facilities. We are also overweight in biotechnology issues that appear to have considerable pricing and unit volume advantages. At the end of June 2005, the portfolio had an average forward P/E ratio of approximately 17, a consensus future earnings growth rate of over 16% and an average ROE of about 16%.

With recent advances in gene mapping, technology, and a significant expansion of new solutions to health issues, participants in the Health Sciences Fund have potential for strong performance.

*Excludes the deduction of the sales charge. The performance discussed would be lower if it reflected the sales charge.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

 June 30, 2005 (Unaudited)

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HC-Healthcare	64.7%
T-Technology	15.2%
F-Financial	7.9%
S-Services	4.3%
R-Repurchase Agreement	4.2%
O-Other	3.7%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(as a percentage of net assets)

1.	Andrx Group	5.9%
2.	Express Scripts	5.6%
3.	Quest Dynamics Inc.	5.5%
4.	Merck & Co.	5.4%
5.	King Pharmaceutical, Inc.	5.4%
6.	Genzyme Corp.	5.3%
7.	Lifepoint Hospitals Inc.	5.2%
8.	WellPoint Inc.	5.0%
9.	Boston Scientific Corp.	5.0%
10.	Kos Pharmaceuticals, Inc.	4.7%

The Fund's holdings are subject to change at any time.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2005
				Since Inception
Integrity Health Sciences Fund	1 year	5 year	10 year	(June 19, 2000)
Without Sales Charge	2.67%	(0.08)%	N/A	0.31%
With Sales Charge (5.75%)	(3.20)%	(1.25)%	N/A	(0.86)%

				Since Inception
Lipper Health/Biotechnology Index	1 year	5 year	10 year	(June 19, 2000)
	5.88%	1.65%	N/A	2.18%

				Since Inception
S&P 500 Index	1 year	5 year	10 year	(June 19, 2000)
	6.32%	(2.37)%	N/A	(2.77)%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Health Sciences Fund, Lipper Health/Biotechnology Index, and the S&P 500 Index

	Integrity Health Sciences Fund w/o Sales Charge	Integrity Health Sciences Fund w/Max Sales Charge	Lipper Health/ Biotechnology Index	S&P 500 Index
06/19/00	$10,000	$9,425	$10,000	$10,000
12/29/00	11,683	11,012	11,431	8,937
12/31/01	10,657	10,044	10,235	7,875
12/31/02	7,169	6,757	7,553	6,135
12/31/03	9,376	8,837	9,859	7,894
12/31/04	9,559	9,009	11,016	8,753
06/30/05	10,159	9,575	11,148	8,682

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,062.80	$13.67
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,025.00	$13.42

* Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of 6.28% for the six-month period of January 3, 2005 to June 30, 2005.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Trustee	Since Sept. 2003	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director , South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (to June 2003), South Dakota Tax-Free Fund, Inc. (to June 2004) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios (since January 1999).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman, President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Chairman, President (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA	Minot State University Alumni Association

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (92.1%)
BIOTECHNOLOGY & DRUGS (4.2%)
*Angiotech Pharmaceuticals, Inc.	29,000	$401,940
		401,940
COMPUTER HARDWARE (6.6%)
*Hyperion Solutions	8,000	321,920
Intel Corp	12,000	312,720
		634,640
DIVERSIFIED ELECTRONICS (2.3%)
Anixter International Inc	6,000	223,020
		223,020
DRUGS AND PHARMACEUTICALS (34.3%)
*Amgen, Inc.	6,500	392,990
*Andrx Group	28,000	568,680
*Caremark RX, Inc	9,400	418,488
*Collagenex Pharm K	15,600	118,716
*King Pharmaceutical, Inc	50,000	521,000
*Kos Pharmaceuticals, Inc.	7,000	458,500
Merck & Co	17,000	523,600
Wyeth	7,000	311,500
		3,313,474
FINANCIAL (2.8%)
*Affiliated Managers Group	4,000	273,320
		273,320
HEALTHCARE (19.3%)
*Express Scripts	10,800	539,784
*Genzyme Corp.	8,500	510,765
Quest Diagnostics Inc	10,000	532,700
*WebMD Corp.	27,000	277,290
		1,860,539
HOSPITALS (9.1%)
*Community Health Systems	10,000	377,900
*Lifepoint Hospitals Inc	10,000	505,200
		883,100
INSURANCE (5.0%)
*WellPoint Inc.	7,000	487,480
		487,480
MEDICAL EQUIPMENT (5.0%)
*Boston Scientific Corp.	18,000	486,000
		486,000
SEMICONDUCTOR (3.5%)
Texas Instruments	12,000	336,840
		336,840

TOTAL COMMON STOCKS (COST: $7,849,191)		$8,900,353

REPURCHASE AGREEMENTS (4.2%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $407,630)	407,630	$407,630
2.75%, dated 06/01/05, due 07/06/05,Collaterized by U.S. Treasury Obligations		407,630

SHORT-TERM SECURITIES (4.1%)	Shares
Wells Fargo Advantage Investment Money Market	310,000	$310,000
Wells Fargo Advantage Treasury Plus Money Market	90,399	90,399
TOTAL SHORT-TERM SECURITIES (COST: $400,399)		400,399

TOTAL INVESTMENTS IN SECURITIES (COST: $8,657,220)		$9,708,382

OTHER ASSETS LESS LIABILITIES		(47,072)

NET ASSETS		$9,661,310

ADR – American Depository Receipt

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $8,657,220)	$9,708,382
Accrued interest receivable	1,657
Accrued dividends receivable	6,460
Prepaid expenses	9,556
Receivable for fund shares sold	150

Total Assets	$9,726,205

LIABILITIES
Payable for fund shares redeemed	$35,520
Accrued expenses	29,375

Total Liabilities	$64,895

NET ASSETS	$9,661,310

Net assets are represented by:
Paid-in capital	$10,370,479
Accumulated undistributed net realized gain (loss) on investments	(1,648,622)
Accumulated undistributed net investment income	(111,709)
Unrealized appreciation on investments	1,051,162
Total amount representing net assets applicable to 967,476outstanding shares of no par common stock (unlimited shares authorized)	$9,661,310

Net asset value per share	$9.99
Public Offering Price (based on sales charge of 5.75%)	$10.60

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$4,901
Dividends	27,859
Total Investment Income	$32,760

EXPENSES
Investment advisory fees	$65,420
Distribution (12b-1) fees	27,258
Transfer agent fees	13,630
Accounting service fees	14,726
Administrative service fees	12,076
Custodian fees	2,243
Professional fees	5,751
Trustees fees	686
Transfer agent out-of-pockets	800
Reports to shareholders	5,126
Insurance expense	4,368
License, fees, and registrations	3,446
BISYS service fees	4,663
Foreign tax expense	766
Legal fees	6,212
Audit fees	3,413
Total Expenses	$170,584
Less expenses waived or absorbed by the Fund's manager	(26,115)
Total Net Expenses	$144,469

NET INVESTMENT INCOME (LOSS)	$(111,709)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,022,074
Net change in unrealized appreciation (depreciation) of investments	(330,230)
Net Realized and Unrealized Gain (Loss) on Investments	$691,844
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$580,135

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets

For the six months ended June 30, 2005 and the year ended December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(111,709)	$(355,460)
Net realized gain (loss) on investment transactions	1,022,074	2,517,357
Net change in unrealized appreciation (depreciation) on investments	(330,230)	(1,914,153)
Net Increase (Decrease) in Net Assets Resulting From Operations	$580,135	$247,744

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$90,391	$336,184
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(4,135,108)	(3,815,579)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(4,044,717)	$(3,479,395)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,464,582)	$(3,231,651)

NET ASSETS, BEGINNING OF PERIOD	13,125,892	16,357,543
NET ASSETS, END OF PERIOD	$9,661,310	$13,125,892
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

The Integrity Health Sciences Fund (the "Fund") is an investment portfolio of The Integrity Funds (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently eight portfolios are offered. On September 19, 2003,the Integrity Health Sciences Fund became a series of The Integrity Funds Trust. Prior to this the Fund was part of the Willamette Funds Group. The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001, and were registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Integrity Health Sciences Fund. The Fund seeks long term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge ("CDSC") – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the year ended December 31, 2004, there were no distributions paid.

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($2,670,697)	$1,381,392	($1,289,305)

As of December 31, 2004, the Fund had capital loss carryforwards, which are available to offset future realized capital gains. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2010	$ 1,281,654
2011	$ 1,389,043

For the year ended December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts are required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were unlimited shares of no par authorized; 967,476 and 1,396,366 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	9,359	34,739
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(438,249)	(411,890)
Net increase (decrease)	(428,890)	(377,151)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund's investment adviser; Integrity Funds Distributor, Inc., the Fund's underwriter; and Integrity Fund Services, Inc., the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund's average daily net assets. The Fund has recognized $39,305 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $6,865 at June 30, 2005, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of Integrity Health Sciences Fund do not exceed 2.65%. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that the recoupment will not cause operating expenses to exceed any expense limitation in place at the time. An expense limitation lowers expense ratios and increases return to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $27,258 of service fee expenses for the six months ended June 30, 2005. The Fund has a payable to Integrity Funds Distributor of $4,072 at June 30, 2005, for service fees.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $13,630 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,036 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class. The Fund has recognized $14,726 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,407 at June 30, 2005, for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. The Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $12,076 of administrative service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $2,015,584 and $6,489,919, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $8,657,220. The net unrealized appreciation of investments based on the cost was $1,051,162, which is comprised of $1,829,861 aggregate gross unrealized appreciation and $778,699aggregate gross unrealized depreciation.

Note 7. INVESTMENT RISKS

Risks of Health Sciences Companies – Because the Integrity Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies. The Integrity Health Sciences Fund's performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance. The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights June 30, 2005

Selected per share data and ratios for the period indicated

	For The Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For the Period Since Inception (June 19, 2000) thru March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$9.40	$9.22	$7.29	$9.28	$8.71	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.12)	$(.26)	$(.28)	$(.26)	$(.24)	$(.18)
Net realized and unrealized gain (loss) on investment transactions	.71	.44	2.21	(1.73)	0.94	(1.07)
Total Income (Loss) From Investment Operations	$.59	$.18	$1.93	$(1.99)	$0.70	$(1.25)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	(.13)	(.04)
Total Distributions	$.00	$.00	$.00	$.00	$(.13)	$(.04)

NET ASSET VALUE, END OF PERIOD	$9.99	$9.40	$9.22	$7.29	$9.28	$8.71

Total Return	12.55%(A)(C)	1.95%(A)	26.47%(A)(D)	(21.44%)(A)	7.94%(A)	(12.58%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$9,661	$13,126	$16,358	$14,343	$22,255	$20,712
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)(C)	2.65%(B)	4.59%(B)(C)	3.46%(B)	2.85%(B)	2.90%(B)(C)
Ratio of net investment income to average net assets	(2.05%)(C)	(2.34%)	(4.26%)(C)	(3.17%)	(2.46%)	(2.30%)(C)
Portfolio turnover rate	19.72%	39.80%	20.40%	34.28%	68.38%	52.37%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc. assumed/waived expenses of $26,115 and $42,433, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.13% and 2.93%, respectively. During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $28,935. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.84%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $32,026, $47,186, and $6,355, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.66%, 3.05%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Technology Fund (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

So far, 2005 has brought us concerns over high oil prices, inflation, and declining consumer confidence. The recent upward movement in the market indicates that business and consumers have adjusted to the higher oil prices. The Consumer Confidence Index, which had trended downward since January, rebounded in May. One of its components, the Expectations Index is signaling economic growth in the months ahead. Lastly, the Fed has been vigilant in its efforts to squelch any inflationary pressures through a series of 25 basis point interest rate hikes. The market has proven to be resilient despite these obstacles. A near term recession is unlikely unless the Fed follows a very restrictive monetary policy. Our hope is that there will be a pause to assess the impact of the prior rate hikes before ratcheting rates any higher. Recent history suggests that rate hikes during Greenspan's tenure at the Fed have at times resulted in overly restrictive monetary policy, contributing to recessions in 1990, and 2001. We believe the Fed should stop raising rates now.

The Technology Fund (-0.12% *YTD total return without maximum sales charge) has outperformed both the benchmark and the Morningstar category by wide margins, largely due to stock selection and significant underweight and overweight (by market cap & in key sub industries) of the technology sector. We are underweight in the large, more mature technology issues such as Cisco, Microsoft, Oracle, IBM, Dell, SBC, and Verizon. We are also underweight Semiconductors, Computer Hardware and Communications Equipment sub industries. However, we did add Texas Instruments and Intel to the portfolio in December 2004 based on attractive valuations, competitive advantage, and anticipation of increased revenues from chip sales for cell phones, hand-held devices, and Intel's introduction of dual core chips. Both have been stellar performers. Small and Mid-Cap Biotechnology and Pharmaceutical companies, with their proprietary technologies, continue to play an important role in the portfolio. Kos Pharmaceuticals (Biotechnology) provided outstanding performance, appreciating significantly before and after proceeding settlement with Barr Labs in regard to Kos Pharma's time-release cholesterol lowering drugs. Our position in Eon Labs (Pharmaceuticals – recently sold) profited handsomely, becoming the acquisition target of Novartis. Our better performers include: Trimble Navigation (Electronic Equipment), America Movil (Wireless Telecom), Infosys Technologies ADR (IT Consulting), Labor Ready (Employment Services), and Per-Se Technologies (Diversified Commercial Services), which we recently sold. Individual securities hurting Fund performance were Boston Scientific (Health Care Equipment), QLT Inc. and Angiotech Pharmaceuticals (Pharmaceuticals), Hyperion Solutions (Application Software), E-trade (Diversified Financial), and Turkcell ADR (Wireless Telecom).

We manage the Technology Fund using our quantitative intelligent expert system for stock selection. The portfolio is focused on profitable technology stocks that areexpected increased unit volume beneficiaries.These are typicallyenterprises that are in the process of launching high demand proprietary products, or other firms, cyclical or otherwise, that are experiencing an improved outlook. Such usually leads to upward revisions in earnings estimates and superior investment performance. We do not own speculative micro cap "Story Stocks" and "Hot New Issues" that do not have a real business franchise, reminiscent of the "Dot Com" era of 1999 and early 2000. We like to think of ourselves as investors in profitable companies, not speculators.

We focus on investment in rapidly growing companies with good price momentum selling at reasonable P/E ratios. Relative to benchmark, we are currently underweight in data processing, systems software, communications equipment, computer hardware, integrated telecom, semiconductors, semiconductor equipment, and overweight in electronic equipment, healthcare equipment, biotechnology, IT consulting, applications software, and wireless telecom issues.We continue to evaluate the portfolio and make adjustments as market conditions warrant, focusing on companies that are experiencing "positive change". At the end of June 2005, the portfolio had an average forward P/E ratio of approximately 18, a consensus future earnings growth rate of 19% and an average ROE of 20%.

Contrary to popular belief, the "Tech's" are likely to be the driving force behind the current economic expansion and for decades to come. Participants in the Technology Fund should continue to benefit from these trends.

*Excludes the deduction of the sales charge. The performance discussed would be lower if it reflected the sales charge.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation. It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2005 (Unaudited)

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

T – Technology	49.3%
H – Healthcare	20.8%
S – Services	16.2%
F - Financial	6.1%
O – Other	7.6%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(as a percentage of net assets)

1.	Texas Instruments	6.2%
2.	Turkcell ADR	5.8%
3.	Intel Corp	5.7%
4.	Labor Ready Inc	5.1%
5.	Harris Corp	4.7%
6.	Auto Desk	4.5%
7.	Anixter Internatal Inc	4.5%
8.	Kos Pharmaceuticals Inc	4.3%
9.	Infosys Technologies ADR	4.2%
10.	Andrx Group	3.6%

The Fund's holdings are subject to change at any time

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2005
				Since Inception (March 2, 2000)
Integrity Technology Fund	1 year	5 year	10 year

Without Sales Charge	9.11%	(26.58)%	N/A	(28.46)%
With Sales Charge (5.75%)	2.82%	(27.44)%	N/A	(29.25)%

Lipper Science & Technology Index	(1.85)%	(18.22)%	N/A	(19.53)%

Nasdaq 100 Index	(1.52)%	(16.87)%	N/A	(17.75)%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Technology Fund, the Lipper Science & Technology Index, and the Nasdaq 100 Index

	Integrity Technology Fund w/o Sales Charge	Integrity Technology Fund w/Max Sales Charge	Lipper Science & Technology Index	Nasdaq 100 Index
03/02/00	$10,000	$9,425	$10,000	$10,000
12/29/00	3,953	3,725	5,497	5,530
12/31/01	1,757	1,656	3,588	3,725
12/31/02	1,003	945	2,103	2,325
12/31/03	1,469	1,385	3,183	3,467
12/31/04	1,679	1,583	3,314	3,829
06/30/05	1,677	1,581	3,140	3,527

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$998.80	$13.24
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,025.00	$13.42

* Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (0.12)% for the six-month period of January 3, 2005 to June 30, 2005.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Trustee	Since Sept. 2003	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director , South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (to June 2003), South Dakota Tax-Free Fund, Inc. (to June 2004) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios (since January 1999).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman, President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Chairman, President (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA	Minot State University Alumni Association

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

**Trustees and/or officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (92.4%)

Biotechnology & Drugs (2.8%)
*Angiotech Pharmaceuticals, Inc.	19,000	$263,340
		263,340

Business Service (4.9%)
*Labor Ready Inc.	20,000	466,200
		466,200

Computer Hardware (18.7%)
Auto Desk	12,000	412,440
*Hyperion Solutions	6,000	241,440
Infosys Technologies ADR	5,000	387,350
Intel Corp	20,000	521,200
*Symantec Corp	10,280	223,487
		1,785,917

Computer Services (4.7%)
*CACI Intl	3,500	221,060
*Netease.com Inc. ADR	4,000	228,440
		449,500

Diversified Electronic (7.2%)
*Anixter International Inc	11,000	408,870
*Benchmark Electronic	9,015	274,236
		683,106

Drugs and Pharmaceuticals (13.2%)
*Andrx Group	16,000	324,960
*Kos Pharmaceuticals, Inc.	6,000	393,000
Merck & Co	9,000	277,200
*Wyeth	6,000	267,000
		1,262,160

Entertainment (0.0%)
*Champion Auto Racing	18,890	3,212
		3,212

Financial (6.1%)
*Affiliated Managers Group	4,000	273,320
*E*Trade Financial Corp.	22,000	307,780
		581,100

Healthcare (5.5%)
*Genzyme Corp.	4,000	240,360
*WEBMD CORP.	28,000	287,560
		527,920

Medical Equipment (2.3%)
*Boston Scientific Corp.	8,000	216,000
		216,000

Semiconductor (8.9%)
*Lam Research Corp	10,000	289,400
Texas Instruments	20,000	561,400
		850,800

Telecommunications (18.1%)
America Movil SA	4,500	268,245
*Covad Communications Group Inc.	667	934
Harris Corp	13,800	430,698
*j2 Global Communications	8,200	282,408
*Trimble Navigation	5,595	218,037
Turkcell ADR	41,509	525,089
		1,725,411

TOTAL COMMON STOCKS (COST: $6,758,105)		$8,814,666

REPURCHASE AGREEMENTS (3.2%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $305,723)	305,723	$305,723
2.75%, Dated 6/1/05, Due 7/6/05, Collateralized by U.S. Treasury Obligations

SHORT-TERM SECURITIES (4.5%)	Shares
Wells Fargo Advantage Investment Money Market	310,000	$310,000
Wells Fargo Advantage Treasury Plus Money Market	120,011	120,011
TOTAL SHORT-TERM SECURITIES (COST:$430,011)		$430,011

TOTAL INVESTMENTS IN SECURITIES (COST: $7,493,839)		9,550,400

OTHER ASSETS LESS LIABILITIES		(8,562)

NET ASSETS		$9,541,838

ADR - American Depository Receipt

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $7,493,839)	$9,550,400
Receivable for fund shares sold	150
Accrued dividends receivable	3,857
Accrued interest receivable	1,733
Prepaid expenses	16,030
Total Assets	$9,572,170

LIABILITIES
Accrued expenses	$20,922
Payable for fund shares redeemed	9,410
Total Liabilities	$30,332

NET ASSETS	$9,541,838

Net assets are represented by:
Paid-in capital	$49,030,082
Accumulated undistributed net realized gain (loss) on investments	(41,447,662)
Accumulated undistributed net investment income	(97,143)
Unrealized appreciation on investments	2,056,561
Total amount representing net assets applicable to 1,138,395 outstanding shares of no par common stock (unlimited shares authorized)	$9,541,838

Net asset value per share	$8.38
Public Offering Price (based on sales charge of 5.75%)	$8.89

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$8,854
Dividends	31,258
Total Investment Income	$40,112

EXPENSES
Investment advisory fees	$62,153
Distribution (12b-1) fees	25,897
Transfer agent fees	13,038
Accounting service fees	14,672
Administrative service fees	12,072
Custodian fees	2,199
Professional fees	4,709
Trustees fees	588
Transfer agent out-of-pockets	620
Reports to shareholders	5,796
Insurance expense	2,405
License, fees, and registrations	6,617
BISYS service fees	4,800
Foreign tax expense	1,046
Legal fees	6,563
Audit fees	3,284
Total Expenses	$166,459
Less expenses waived or absorbed by the Fund's manager	(29,204)
Total Net Expenses	$137,255

NET INVESTMENT INCOME (LOSS)	$(97,143)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	856,092
Net change in unrealized appreciation (depreciation) of investments	(860,803)
Net Realized and Unrealized Gain (Loss) on Investments	$(4,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(101,854)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets
For the six months ended June 30, 2005, and the year ended December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(97,143)	$(295,769)
Net realized gain (loss) on investment transactions	856,092	1,482,921
Net change in unrealized appreciation (depreciation) on investments	(860,803)	433,659
Net Increase (Decrease) in Net Assets Resulting From Operations	$(101,854)	$1,620,811

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$98,399	$372,139
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(2,774,612)	(3,129,131)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,676,213)	$(2,756,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,778,067)	$(1,136,181)

NET ASSETS, BEGINNING OF PERIOD	12,319,905	13,456,086
NET ASSETS, END OF PERIOD	$9,541,838	$12,319,905
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

The Integrity Technology Fund (the "Fund") is an investment portfolio of The Integrity Funds (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently eight portfolios are offered. On September 19, 2003,the Integrity Technology Fund became a series of The Integrity Funds Trust. Prior to this the Fund was a part of the Willamette Funds Group. The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Integrity Technology Fund. The Fund seeks long-term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge ("CDSC") – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the year ended December 31, 2004, there were no distributions paid.

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($42,303,754)	$2,917,364	($39,386,390)

As of December 31, 2004, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	$10,460,155
2009	$24,860,489
2010	$6,063,295
2011	$919,815

For the year ended December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were unlimited shares of no par authorized; 1,138,395 and 1,468,817 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	12,272	49,168
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(342,694)	(414,086)
Net increase (decrease)	(330,422)	(364,918)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund's average daily net assets. The Fund has recognized $32,949 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $4,937 at June 30, 2005, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Technology Fund Class A shares do not exceed 2.65%, and Class C shares do not exceed 3.15%. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $25,897 of distribution fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Funds Distributor of $4,025 at June 30, 2005.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $13,038 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,019 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class. The Fund has recognized $14,672 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,402 at June 30, 2005, for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. The Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $12,072 of administrative service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $2,188,050 and $5,329,453, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $7,493,839. The net unrealized appreciation of investments based on the cost was $2,056,561, which is comprised of $2,334,805 aggregate gross unrealized appreciation and $278,244 aggregate gross unrealized depreciation.

Note 7. INVESTMENT RISKS

Risks of Technology-Related Companies – Because the Integrity Technology Fund invests primarily in stocks of technology-related companies, it is particularly susceptible to risks associated with these companies. The Technology Fund's performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance. The products and services of technology-related companies may become rapidly obsolete due to technological advances, competing technologies or price competition. In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights June 30, 2005

Selected per share data and ratios for the period indicated

	For The Six Months Period Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002*	For The Year Ended March 31, 2001*
NET ASSET VALUE, BEGINNING OF PERIOD	$8.39	$7.34	$4.71	$8.00	$10.22	$44.75

Income from Investment Operations:
Net investment income (loss)	$(.09)	$(.20)	$(.23)	$(.21)	$(.22)	$(.56)
Net realized and unrealized gain (loss) on investment transactions	0.08	1.25	2.86	(3.08)	(2.00)	(33.95)
Total Income (Loss) From Investment Operations	$(0.01)	$1.05	$2.63	$(3.29)	$(2.22)	$(34.51)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	.00	(.02)
Total Distributions	$.00	$.00	$.00	$.00	$.00	$(.02)

NET ASSET VALUE, END OF PERIOD	$8.38	$8.39	$7.34	$4.71	$8.00	$10.22

Total Returns	(0.24%)(A)(C)	14.31%(A)	55.84%(A)(D)	(41.13%)(A)	(21.72%)(A)	(77.19%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$9,542	$12,320	$13,456	$9,447	$16,763	$12,671
Ratio of net expenses (after expense assumption) to average net assets	2.65(B)(C)	2.65%(B)	4.85%(B)(C)	4.12%(B)	3.26%(B)	2.84%(B)
Ratio of net investment income to average net assets	(1.88)(C)	(2.33%)	(4.64%)(C)	(3.93%)	(3.01%)	(2.48%)
Portfolio turnover rate	21.83%	49.29%	77.40%	116.42%	360.05%	199.34%

*Adjusted for a 1:5 reverse split on April 13, 2001.

(A) Excludes maximum sales charges of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc. assumed/waived expenses of $29,204 and $39,849, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.22% and 2.96%, respectively. During the period April 1, 2003 thru December 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $44,352. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.34%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $54,037, $63,109, and $0, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.62%, 3.68%, and 2.84%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity High Income Fund (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

We predicted at the beginning of the year a significant correction in high yield and the 2nd quarter of 2005 gave a hammering to high yield as a sector:

ü       Most high yield was overpriced to begin with, and

ü       GM downgrade dumped a huge supply of paper into the high yield sector.

As we historically do not decline as much as the index (about 30% of the downside per Zephyr), we took advantage of the situation to turn our defensive positions into longer and high yielding names that had been beaten down in the correction. This helped us again surpass the indices, most separate account managers, and put our Integrity High Income Fund (IHFAX) in the top 1% of high yield funds per Morningstar year to date.

Fund ReturnCategory Return          Morningstar Ranking

Integrity High Income A    +2.6%                    +0.2%                           1%

Lehman Brothers High Yield Corporate Bond Index

1.11%

Integrity High Income Fund

Class A shares: 2.54%

Class C shares: 2.07%

Where Does High Yield Makes Sense for an Investor in Today's Environment?

With cash flow (current yields) in the net yield range of over 8%, the Fund may be appropriate for the following. Consult your investment advisor for your situation and consult the prospectus for a complete discussion of risks.

Income Oriented Investor: Interest rates and dividend yield are at much lower levels than just a few years ago. For those needing current income, the Integrity High Income Fund can enhance the current cash flow and income of investors.

Total Return Growth Investor: After 5 years of the major U.S. market indices making virtually no gains, many growth investors are becoming impatient and concerned about the time value of their money. Investors who reinvest their dividends into the Integrity High Income Fund continue to earn more shares and may increase their total value of the account over time. Although past performance is not indicative of future performance, and we are not commenting on the stock markets from here, the fact that SMH Capital Advisor High Income discipline has beaten the S&P 500, the Dow, and the NASDQ 100 over the last 5 years shows the value of compounding interest.

Comments on our Discipline

Our discipline starts with security of our investment on the front end. We estimate whether our cost basis should be secure if the company should default or get into financial straits. Low defaults and security of our investment always comes first.

Outlook

We are amazed at how fast the GM supply has been soaked up and how robustly the high sector is bouncing back. Our belief is that high yield may get at least as overpriced as it was earlier and could get crazy on the upside. The yield hungry investors, many individuals, jumped in and saw this as a buying opportunity. Each time we have a correction and it shows to have been a buying opportunity, it just reconfirms a hot market. Yield starved investors will compress yield spreads further and make high yield overall attractive for the second half of 2005.

Turnover was low in the first part of the year. It is now increasing as we roll in and out of sector rotation that we are now seeing. This leads to realized capital gains.

Sincerely,

Jeff Cummer
Senior Portfolio Manager & President
SMH Capital Advisors, Inc.
Certified Financial Planner

The views expressed are those of Jeff Cummer, Senior Portfolio Manager & President, SMH Capital Advisors, Inc. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

High yield securities are lower quality debt securities and are subject to greater risk of default or price changes due to changes in the credit quality of the issuer.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

Appreciation
The increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
The decrease in value of an asset.

Market Value
The actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

Multiple Classes of Shares
Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2005 (Unaudited)

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

B	49.5%
BB	15.1%
CC	3.8%
CCC	20.9%
NR	10.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's.

These percentages are subject to change.

KEY STATISTICS

A Shares		C Shares
12/31/2004 NAV (share value)	$10.33	12/31/2004 NAV (share value)	$10.36
06/30/2005 NAV	$10.19	06/30/2005 NAV	$10.21

Total Net Assets	$38,264,058
Number of Issues	36
Average Maturity	9.1 years

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/03/05	Ending Account Value 06/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,025.40	$8.86
Class C	$1,000.00	$1,020.70	$12.63
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.25	$8.82
Class C	$1,000.00	$1,012.50	$12.58

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.75% for Class A and 2.50% for Class C), multiplied by the average account value over the period, multiplied by 180/360 days. Class A's ending account value in the "Actual" section of the table is based on its actual total return of 2.54% for the six-month period of January 3, 2005, to June 30, 2005. Class C's ending account value in the "Actual" section of the table is based on its actual total return of 2.07% for the six-month period of January 3, 2005, to June 30, 2005.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2005
Integrity High Income Fund				Since Inception (April 30, 2004)
Class A Shares	1 year	5 year	10 year
Without Sales Charge	10.20%	N/A	N/A	10.71%
With Sales Charge (4.25%)	5.46%	N/A	N/A	6.70%

Lehman Brothers High Yield Corporate Bond Index	1 year	5 year	10 year	Since Inception (April 30, 2004)
	10.86%	N/A	N/A	9.00%

	For periods ending June 30, 2005
Integrity High Income Fund				Since Inception (April 30, 2004)
Class C Shares	1 year	5 year	10 year
Without CDSC	9.37%	N/A	N/A	9.51%
With CDSC (1.00%)	8.37%	N/A	N/A	8.66%

Lehman Brothers High Yield Corporate Bond Index	1 year	5 year	10 year
	10.86%	N/A	N/A	9.00%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity High Income Fund and the Lehman Brothers High Yield Corporate Bond Index

Class A Shares				Class C Shares
	Integrity High Income Fund w/o Sales Charge	Integrity High Income Fund w/Max Sales Charge	Lehman Brothers High Yield Corporate Bond Index		Integrity High Income Fund w/o CDSC	Lehman Brothers High Yield Corporate Bond Index
04/30/04	$10,000	$9,575	$10,000	04/30/04	$10,000	$10,000
2004	$10,981	$10,518	$10,934	2004	$10,893	$10,934
06/30/05	$11,261	$10,786	$11,056	06/30/05	$11,118	$11,056

Putting Performance into Perspective

Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Class C Shares graph does not reflect the deduction of the maximum contingent deferred sales charge (CDSC). Had CDSC been included, performance would have been lower.

The graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Trustee	Since Sept. 2003	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director , South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (to June 2003), South Dakota Tax-Free Fund, Inc. (to June 2004) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios (since January 1999).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman, President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Chairman, President (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Quantity	Market Value

CORPORATE BONDS (94.2%)

Aerospace & Defense (2.4%)
Spacehab	8.000%	10/15/2007	1,095,000	$915,694
				915,694
Auto-Cars/Light Trucks (4.4%)
General Motors Acceptance Corp.	8.000	11/01/2031	1,867,000	1,666,004
				1,666,004
Building-Residential/Commercial (0.6%)
Standard Pacific Corporation	6.250	04/01/2014	243,000	232,065
				232,065
Casino Hotels (5.8%)
Magna Entertainment	7.250	12/15/2009	547,000	529,223
Trump Entertainment Resorts	8.500	06/01/2015	1,723,000	1,682,079
				2,211,302
Computers (3.2%)
Safeguard Scientifics	2.625	03/15/2024	1,863,000	1,206,293
				1,206,293
Electronic Computer-Semiconductor (5.5%)
Advanced Micro Devices	7.750	11/01/2012	400,000	394,000
Amkor Technologies, Inc.	7.750	05/15/2013	2,008,000	1,726,880
				2,120,880
Finance-Invest Bnkr/Brkr (3.5%)
Labranche & Company	11.000	05/15/2012	1,254,000	1,354,320
				1,354,320
Finance-Other Services (2.6%)
Athena Neuro Finance	7.250	02/21/2008	1,086,000	1,009,980
				1,009,980
Food-Retail (4.7%)
Marsh Supermarkets	8.875	08/01/2007	1,826,000	1,784,915
				1,784,915
Marine Services (2.7%)
Great Lakes Dredge & Dock	7.750	12/15/2013	1,378,000	1,043,835
				1,043,835
Medical-Hospitals (3.6%)
Tenet Healthcare	6.875	11/15/2031	1,661,000	1,380,706
				1,380,706
Oil Co.-Explor. & Prod. (5.1%)
Callon Petroleum	9.750	12/08/2010	981,000	1,017,787
Mission Resources Corp	9.875	04/01/2011	864,000	915,840
				1,933,627
Oil Refining & Marketing (3.8%)
United Refining	10.500	08/15/2012	1,407,000	1,445,693
				1,445,693
Recreational Centers (6.1%)
Bally Total Fitness	10.500	07/15/2011	1,410,000	1,408,237
Town Sports International	9.625	04/15/2011	905,000	936,675
				2,344,912
Residential (4.3%)
William Lyon Homes	10.750	04/01/2013	1,531,000	1,661,135
				1,661,135
Resorts-Themeparks (3.4%)
Six Flags Inc.	8.875	02/01/2010	173,000	168,675
Six Flags Inc.	9.750	04/15/2013	1,208,000	1,140,050
				1,308,725
Retail-Major Department Store (4.7%)
Finlay Fine Jewelry Corp	8.375	06/01/2012	166,000	149,607
Toys R Us	7.375	10/15/2018	2,017,000	1,633,770
				1,783,377
Retail-Regional Department Store (0.6%)
Dillards, Inc.	7.750	05/15/2027	120,000	117,900
Dillards, Inc.	7.000	12/01/2028	129,000	119,325
				237,225
Storage/Warehousing (0.4%)
Mobile Mini Inc.	9.500	07/01/2013	128,000	141,600
				141,600
Telecom Services (19.1%)
American Cellular Corporation	10.000	08/01/2011	1,545,000	1,568,175
Ciena Corporation	3.750	02/01/2008	1,783,000	1,573,497
Dobson Communications	10.875	07/01/2010	1,298,000	1,288,265
Dobson Communications CP	8.875	10/01/2013	220,000	201,300
PacWest Telecom Inc.	13.500	02/01/2009	180,000	180,900
Time Warner Telecom	9.750	07/15/2008	977,000	981,885
US West Communications	8.875	06/01/2031	1,514,000	1,529,140
				7,323,162
Telephone-Integrated (3.6%)
Level 3 Communications Inc.	9.125	05/01/2008	1,001,000	830,830
Level 3 Communications Inc.	11.000	03/15/2008	599,000	528,618
				1,359,448
Textile-Apparel (4.1%)
Unifi Inc.	6.500	02/01/2008	1,842,000	1,574,910
				1,574,910

TOTAL CORPORATE BONDS (COST: $36,127,091)				$36,039,808

SHORT-TERM SECURITIES (6.6%)			Shares
Wells Fargo Advantage Investment Money Market			1,260,000	$1,260,000
Wells Fargo Advantage Treasury Plus Money Market			1,260,000	1,260,000
TOTAL SHORT-TERM SECURITIES (COST: $2,520,000)				$2,520,000

TOTAL INVESTMENTS IN SECURITIES (COST: $38,647,091)				$38,559,808
OTHER ASSETS LESS LIABILITIES				(295,750)
NET ASSETS				$38,264,058

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Assets and Liabilities June 30, 2005 (Unaudited)

ASSETS
Investments in securities, at value (cost: $38,647,091)	$38,559,808
Cash	347,744
Accrued dividends receivable	2,563
Accrued interest receivable	834,149
Receivable for fund shares sold	523,872
Prepaid expenses	22,446

Total Assets	$40,290,582

LIABILITIES
Dividends payable	$231,446
Security purchase payable	1,709,738
Payable for fund shares redeemed	10,074
Accrued expenses	75,266

Total Liabilities	$2,026,524

NET ASSETS	$38,264,058

Net assets are represented by:
Capital stock outstanding	$38,162,171
Accumulated undistributed net realized gain (loss) on investments	189,170
Unrealized depreciation on investments	(87,283)
Total amount representing net assets applicable to 3,751,115 outstanding shares of no par common stock (unlimited shares authorized)

$38,264,058

Net Assets Consist of:
Class A	$21,896,375
Class C	$16,367,683
Total Net Assets	$38,264,058

Shares Outstanding:
Class A	2,148,761
Class C	1,602,354

Net Asset Value per share:
Class A	$10.19
Class A – offering price (based on sales charge of 4.25%)	$10.64
Class C	$10.21

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$1,365,838
Dividends	24,043
Total Investment Income	$1,389,881

EXPENSES
Investment advisory fees	$147,085
Distribution fees (12b-1) Class A	20,417
Distribution fees (12b-1) Class C	63,896
Administrative service fees	32,417
Transfer agent fees	39,771
Accounting service fees	22,354
Custodian fees	3,081
Professional fees	4,214
Trustees fees	1,462
Reports to shareholders	1,816
Legal fees	3,754
Audit fees	2,698
License, fees, and registrations	16,955
Other expenses	504
Total Expenses	$360,424
Less expenses waived or absorbed by the Fund's manager	(57,770)
Total Net Expenses	$302,654

NET INVESTMENT INCOME (LOSS)	$1,087,227

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$189,171
Net change in unrealized appreciation (depreciation) of investments	(482,543)
Net Realized and Unrealized Gain (Loss) on Investments	$(293,372)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$793,855

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets

For the six months ended June 30, 2005, and the period since inception (April 30, 2004) through December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For the Period Since Inception (April 30, 2004) thru December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,087,227	$414,614
Net realized gain (loss) on investment transactions	189,171	101,384
Net change in unrealized appreciation (depreciation) on investments	(482,543)	395,260
Net Increase (Decrease) in Net Assets Resulting From Operations	$793,855	$911,258

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.39 and $.57, respectively)	$(636,922)	$(176,713)
Class C ($.36 and $.46, respectively)	(450,305)	(237,901)
Distributions from net realized gain on investment transactions:
Class A ($.00 and $.05, respectively)	0	(56,104)
Class C ($.00 and $.05, respectively)	0	(45,280)
Total Dividends and Distributions	$(1,087,227)	$(515,998)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$12,393,279	$11,364,782
Class C	7,774,369	8,886,689
Proceeds from reinvested dividends:
Class A	395,440	132,309
Class C	223,364	164,197
Cost of shares redeemed:
Class A	(1,845,392)	(574,661)
Class C	(483,523)	(268,683)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$18,457,537	$19,704,633
TOTAL INCREASE (DECREASE) IN NET ASSETS	$18,164,165	$20,099,893
NET ASSETS, BEGINNING OF PERIOD	20,099,893	0
NET ASSETS, END OF PERIOD	$38,264,058	$20,099,893
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

The Integrity High Income Fund (the "Fund") is an investment portfolio of The Integrity Funds (the "Trust") registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently eight portfolios are offered. The Fund seeks a high level of current income with capital appreciation as a secondary objective. Fund commenced operations on April 30, 2004 under The Integrity Funds. From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment adviser as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." On March 3, 2003, the trust was renamed "The Integrity Funds".

Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis and a Contingent Deferred Sales Charge of 1.00% if shares are redeemed within 12 months of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Contingent Deferred Sales Charge ("CDSC") – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

December 31, 2004
Tax-exempt income	$0
Ordinary income	515,998
Long-term capital gains	0
Total	$515,998

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	$0	$395,260	$395,260

For the period since inception (April 30, 2004) through December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2005, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were unlimited shares of no par authorized; 3,751,115 and 1,943,213 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class C Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Period Since Inception (April 30, 2004) Thru December 31, 2004	For The Six Months Ended June 30, 2005 (Unaudited)	For The Period Since Inception (April 30, 2004) Thru December 31, 2004
Shares sold	1,217,294	1,118,222	760,153	878,380
Shares issued on reinvestment of dividends	39,034	12,946	21,991	16,168
Shares redeemed	(182,886)	(55,849)	(47,684)	(26,654)
Net increase (decrease)	1,073,442	1,075,319	734,460	867,894

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.  SMH Capital Advisors, Inc. ("SMH"), is the Sub-Adviser to the Fund.

The Advisory Agreement between the Fund and Integrity Money Management provides for fees to be computed at an annual rate of 1.00% of the Fund's average daily net assets. The Fund has recognized $89,315 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $20,557 at June 30, 2005, for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity High Income Fund do not exceed 1.75% for the Class A shares and 2.50% for the Class C shares until December 31, 2005. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Class C currently pays an annual distribution fee of up to 1.00% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

For the six months ended June 30, 2005, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class C Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$20,417	$0
Class C Shares	$63,896	$0

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $39,771 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $8,106 at June 30, 2005 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class. The Fund has recognized $22,354 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $4,021at June 30, 2005, for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. The Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $32,417 of administrative service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $6,585 at June 30, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $21,088,080 and $2,110,915, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $38,647,091. The net unrealized depreciation of investments based on the cost was $87,283, which is comprised of $833,793 aggregate gross unrealized appreciation and $921,076 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

Class A Shares

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Period Since Inception (April 30, 2004) thru December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.33	$10.00

Income from Investment Operations:
Net investment income (loss)	$.39	$.57
Net realized and unrealized gain (loss) on investment transactions	(.14)	.38
Total Income (Loss) From Investment Operations	$.25	$.95

Less Distributions:
Dividends from net investment income	$(.39)	$(.57)
Distributions from net realized gains	.00	(.05)
Total Distributions	$(.39)	$(.62)

NET ASSET VALUE, END OF PERIOD	$10.19	$10.33

Total Return	5.09%(A)(C)	9.81%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$21,896	$11,112
Ratio of net expenses (after expense assumption) to average net assets	1.75%(B)(C)	1.69%(B)(C)
Ratio of net investment income to average net assets	7.80%(C)	7.20%(C)
Portfolio turnover rate	7.84%	29.81%

(A) Excludes maximum sales charge of 4.25%

(B) During the periods indicated above, Integrity Mutual Funds, Inc., assumed/waived expenses of $32,387 and $32,195, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.15% and 3.00%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected per share data and ratios for the period indicated

Class C Shares

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Period Since Inception (April 30, 2004) thru December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.36	$10.00

Income from Investment Operations:
Net investment income (loss)	$.36	$.46
Net realized and unrealized gain (loss) on investment transactions	(.15)	.41
Total Income (Loss) From Investment Operations	$.21	$.87

Less Distributions:
Dividends from net investment income	$(.36)	$(.46)
Distributions from net realized gains	.00	(.05)
Total Distributions	$(.36)	$(.51)

NET ASSET VALUE, END OF PERIOD	$10.21	$10.36

Total Return	4.13%(A)(C)	8.93%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,368	$8,988
Ratio of net expenses (after expense assumption) to average net assets	2.50%(B)(C)	2.48%(B)(C)
Ratio of net investment income to average net assets	7.05%(C)	6.83%(C)
Portfolio turnover rate	7.84%	29.81%

(A) Excludes contingent deferred sales charge of 1.00%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $25,383 and $62,188, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.90% and 4.26%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Integrity Municipal Fund (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

The central theme of the 1990s economy was its ability to grow without aggravating inflation. Falling interest rate yields, declining unemployment, lack of recessions, a persistently rising stock market and a surplus government budget were a direct outcome of this period. Since inflation continued to decline, interest rates moved lower. The Federal Reserve never had to tighten aggressively since inflationary pressures never became overwhelming.

Today, after more than 20 years of growing without any major inflationary episode, the 10-year Treasury bond yield has languished around 4 percent despite two years of solid real GDP growth, a record-setting surge in oil prices, a 75 percent advance in industrial commodity prices and a booming housing market.

This may also explain why the Federal Reserve has proclaimed it can be "patient" and "measured" in its approach to raising rates, despite the fact they have raised the federal funds target rate from a four-decade low of 1% to 3.25% at the end of June.

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, longer-term yields have fallen during the period as the 10-year Treasury bond yield ended the period at 3.92% after beginning the year at 4.30%. This "conundrum" as Federal Reserve Chairman Alan Greenspan refers to it can be attributed to massive Asian and oil producing nations buying dollar denomination assets, i.e. government bonds.

Given our concerns that inflationary trends are growing and the Federal Reserve will continue to be accommodative, our strategy is to focus on bonds with higher coupons, maintaining a lower average maturity life and a short position in U.S. Treasury futures. Although this conservative strategy, at times, limits the Fund's full participation in market rallies, it preserves principal in market downturns. (As of this writing, interest rates have moved higher as economic reports continue to show growth in the economy).

The Integrity Municipal Fund Class A shares began the period at $9.95 per share and ended the period at $9.79 per share for a total return of .40% (without sales charge). This compares to the Lehman municipal index's return of 2.91% for the period.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, federally tax-exempt issues. Credit quality for the period was AAA 81%, AA 17% and A 3%.

Income exempt from federal income taxes with preservation of capital remains the primary objectives of the Fund.

If you would like more frequent updates, visit our website at http://www.integrityfunds.com/ for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team.

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

Appreciation
The increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
The decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
The actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	80.7%
AA	16.6%
A	2.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

T-Transportation	33.6%
S-School	18.2%
U-Utilities	17.2%
W/S-Water/Sewer	12.0%
HC-Health Care	10.4%
O-Other	6.0%
G-Government	2.6%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For the six month period ending June 30, 2005
Integrity Municipal Fund				Since Inception
Class A Shares	1 year	5 year	10 year	(April 30, 2004)
Without Sales Charge	2.46%	N/A	N/A	2.23%
With Sales Charge (4.25%)	(1.87%)	N/A	N/A	(1.47%)

				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(April 30, 2004)
	8.24%	N/A	N/A	8.16%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Municipal Fund and the Lehman Brothers Municipal Bond Index

	Integrity Municipal Fund w/o Sales Charge	Integrity Municipal Fund w/Max Sales Charge	Lehman Brothers Municipal Bond Index
04/30/04	$10,000	$9,575	$10,000
12/31/04	$10,220	$9,789	$10,647
06/30/05	$10,261	$9,829	$10,956

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,004	$1.44
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,025	$1.45

* Expenses are equal to the annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of 0.40% for the six-month period of January 3, 2005 to June 30, 2005.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Trustee	Since Sept. 2003	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director , South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (to June 2003), South Dakota Tax-Free Fund, Inc. (to June 2004) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios (since January 1999).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman, President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, Chairman, President (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody/S & P	Coupon Rate	Maturity	Principal Amount	Market Value
STATE MUNICIPAL BONDS (94.0%)

Anchorage, Alaska (Water Rev.) MBIA	Aaa/AAA	5.125%	05/01/29	25,000	$26,663
Total Alaska Municipal Bonds (2.6%)					26,663

*Coconino Cnty. AZ. (Community College) MBIA	Aaa/AAA	4.750	07/01/17	50,000	52,523
#Maricopa Cnty. AZ. (Palo Verde Project) AMBAC	Aaa/AAA	5.050	05/01/29	50,000	52,791
#Scottsdale, AZ General Obligation	Aaa/AAA	5.000	07/01/24	25,000	26,951
Oro Valley, AZ. (Municipal Water Proj.) MBIA	Aaa/AAA	5.000	07/01/28	40,000	42,520
Salt River Proj. AZ (Ag Imp & Power Elec. Sys.)	Aa/AA	5.000	01/01/24	25,000	26,934
Total Arizona Municipal Bonds (19.9%)					201,719

#Colorado Springs, CO Utility Rev.	Aa/AA	5.000	11/15/27	25,000	25,909
Total Colorado Municipal Bonds (2.6%)					25,909

Marco Island, FL (Utility Rev.) MBIA	Aaa/AAA	5.000	10/01/27	25,000	26,648
Tampa, FL Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/26	50,000	53,030
Total Florida Municipal Bonds (7.9%)					79,678

#Illinois State General Obligation	Aa-3/AA	5.000	06/01/28	25,000	26,407
Total Illinois Municipal Bonds (2.6%)					26,407

*Michigan St. Bldg. Rev.	Aa-3/AA-	5.000	10/15/24	25,000	26,607
Total Michigan Municipal Bonds (2.6%)					26,607

#Minneapolis & St Paul, MN (Airport Rev.) MBIA	Aaa/AAA	5.000	01/01/28	30,000	31,790
Total Minnesota Municipal Bonds (3.1%)					31,790

New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	25,000	26,050
Total New Hampshire Municipal Bonds (2.6%)					26,050

New Jersey State Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	01/01/21	35,000	37,823
Total New Jersey Municipal Bonds (3.7%)					37,823

#Metropolitan Transit Auth. NY FSA	Aaa/AAA	5.000	11/15/27	25,000	26,697
*New York, NY G.O.	A-1/A+	5.000	10/15/29	25,000	26,060
Total New York Municipal Bonds (5.2%)					52,757

#Franklin Cty, OH Hosp. Rev. (Ohio Health) MBIA	Aaa/AAA	5.000	05/15/28	25,000	26,452
*Ohio State (Turnpike Rev.) AMBAC	Aaa/AAA	5.250	02/15/31	30,000	32,129
#University of Cincinnati, Ohio FGIC	Aaa/AAA	5.000	06/01/31	30,000	31,608
Total Ohio Municipal Bonds (8.9%)					90,189

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250	06/01/25	50,000	52,369
#Claremore, OK (Public Works Rev.) FSA	Aaa/AAA	5.000	06/01/29	40,000	42,456
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	25,000	26,406
Total Oklahoma Municipal Bonds (11.9%)					121,231

Amarillo, TX (Independent School District) PSF	Aaa/AAA	5.000	02/01/26	25,000	26,361
*El Paso, TX School District PSF	NR/AAA	5.125	08/15/29	20,000	21,182
San Antonio, TX Water Rev. FGIC	Aaa/AAA	5.125	05/15/29	25,000	26,618
Total Texas Municipal Bonds (7.3%)					74,161

Utah St. University (Student Building) MBIA	Aaa/AAA	5.000	04/01/26	25,000	26,537
Total Utah Municipal Bonds (2.6%)					26,537

Bremerton, WA. G.O. AMBAC	Aaa/NR	5.250	12/01/27	25,000	27,120
King County, WA (Public Transportation Sales Tax) MBIA	Aaa/AAA	5.000	06/01/25	25,000	26,682
Seattle, WA G.O.	Aa-1/AAA	5.000	08/01/26	25,000	26,338
Total Washington Municipal Bonds (7.9%)					80,140

*Wisconsin ST. Health & Ed. Facs. (Prohealth Care) AMBAC	Aaa/AAA	5.125	08/15/28	25,000	26,294
Total Wisconsin Municipal Bonds (2.6%)					26,294

TOTAL MUNICIPAL BONDS (COST: $911,279)					$953,955

TOTAL INVESTMENTS IN SECURITIES (COST: $911,279)					$953,955

OTHER ASSETS LESS LIABILITIES					60,701

NET ASSETS					$1,014,656

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $911,279)	$953,955
Cash	22,037
Variation margin on futures	15,750
Receivable for fund shares sold	15,000
Accrued interest receivable	12,185
Receivable due from manager	7,084
Prepaid expenses	1,340

Total Assets	$1,027,351

LIABILITIES
Dividends payable	$3,335
Accrued expenses	9,360

Total Liabilities	$12,695

NET ASSETS	$1,014,656

Net assets are represented by:
Capital stock outstanding	$1,036,674
Accumulated undistributed net realized gain (loss) on investments	(35,544)
Accumulated undistributed net realized gain (loss) on futures	(20,020)
Accumulated undistributed net investment income	10
Unrealized appreciation on investments	42,676
Unrealized depreciation on futures	(9,140)
Total amount representing net assets applicable to
103,596 outstanding shares of no par common stock (unlimited
shares authorized)	$1,014,656

Net asset value per share	$9.79
Offering price (based on sales charge of 4.25%)	$10.22

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$21,362
Total Investment Income	$21,362

EXPENSES
Investment advisory fees	$2,965
Distribution (12b-1) fees	1,236
Administrative service fees	12,000
Transfer agent fees	9,000
Accounting service fees	12,247
Custodian fees	670
Professional fees	1,541
Trustees fees	776
Transfer agent out-of-pockets	121
Reports to shareholders	499
Insurance expense	61
Legal fees	689
Audit fees	3,433
License, fees, and registrations	2,294
Total Expenses	$47,532
Less expenses waived or absorbed by the Fund's manager	(46,113)
Total Net Expenses	$1,419

NET INVESTMENT INCOME (LOSS)	$19,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$3,780
Futures transactions	(20,020)
Net change in unrealized appreciation (depreciation) of:
Investments	9,247
Futures	(9,140)
Net Realized and Unrealized Gain (Loss) on Investments	$(16,133)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,809

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets
For the six months ended June 30, 2005, and the period Since Inception April 30, 2004 thru December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Period Since Inception (April 30, 2004) Thru December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,942	$32,103
Net realized gain (loss) on investment and futures transactions	(16,240)	(38,626)
Net change in unrealized appreciation (depreciation) on investments and futures	107	32,707
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,809	$26,184

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.27, respectively)	$(19,932)	$(32,078)
Distributions from net realized gain on investment transactions ($.00 and $.00, respectively)	0	0
Total Dividends and Distributions	$(19,932)	$(32,078)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$116,087	$1,481,170
Proceeds from reinvested dividends:	10,459	17,085
Cost of shares redeemed:	(198,359)	(389,769)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(71,813)	$1,108,486

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(87,936)	$1,102,592
NET ASSETS, BEGINNING OF PERIOD	1,102,592	0
NET ASSETS, END OF PERIOD	$1,014,656	$1,102,592
Undistributed Net Investment Income	$10	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

Integrity Municipal Fund (the "Fund") is an investment portfolio of The Integrity Funds (the "Trust") registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently eight portfolios are offered. The Fund seeks to earn as high level of current income exempt from federal taxes as is consistent with preservation of capital. The Fund commenced operations on April 30, 2004, under The Integrity Funds. From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment adviser as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." On March 3, 2003, the trust was renamed "The Integrity Funds".

The Funds shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

Contingent Deferred Sales Charge ("CDSC") – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

December 31, 2004
Tax-exempt income	$32,078
Ordinary income	0
Long-term capital gains	0
Total	$32,078

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($39,348)	$33,455	($5,893)

As of December 31, 2004, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2012	$39,348

For the year ended December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Premiums and discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At June 30, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of June 30, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	9/2005	4	$15,750	($9,140)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were unlimited shares of no par authorized; 103,597 and 110,779 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Period Since Inception (April 30, 2004) Thru December 31, 2004
Shares sold	11,730	148,310
Shares issued on reinvestment of dividends	1,057	1,706
Shares redeemed	(19,969)	(39,237)
Net increase (decrease)	(7,182)	110,779

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management Inc. ("Integrity Money Management or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"), the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has waived all investment advisory and management service fees for the period since inception (April 30, 2004) through June 30, 2005. Certain officers and Trustees of the Fund are also officers and directors of the investment adviser.

The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Municipal Fund do not exceed 1.25% for the Class A Shares, and 2.00% for the Class C shares until December 31, 2005. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at the time. An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $1,236 of distribution fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Funds Distributor of $209 at June 30, 2005, for distribution fees.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $9,000 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $1,500 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $12,247 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,042 at June 30, 2005, for accounting service fees. Integrity Fund Services also acts as the Fund's administrative service agent for a monthly fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. The Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $105,103 and $190,400, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $911,279. The net unrealized appreciation of investments based on the cost was $42,676, which is comprised of $42,676 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2005

Selected per share data and ratios for the period indicated

	For The Six Month Period Ended June 30, 2005 (Unaudited)	For The Period Since Inception (April 30, 2004) Thru December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.95	$10.00

Income from Investment Operations:
Net investment income	$.20	$.27
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.05)
Total Income (Loss) From Investment Operations	.04	.22

Less Distributions:
Dividends from net investment income	$(.20)	$(.27)
Distributions from net realized gains	.00	.00
Total Distributions	$(.20)	$(.27)

NET ASSET VALUE, END OF PERIOD	$9.79	$9.95

Total Return	0.80%(A)(C)	2.20%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,015	$1,103
Ratio of net expenses (after expense assumption) to average net assets	0.29%(B)(C)	0.05%(B)(C)
Ratio of net investment income to average net assets	4.04%(C)	4.25%(C)
Portfolio turnover rate	11.30%	37.08%

(A) Excludes maximum sales charge of 4.25%

(B) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $46,113 and $68,834, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 9.62% and 9.16%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3)     Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4)                  Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Item 5)     Audit Committee of Listed Registrants.

Not applicable.

Item 6)                  Schedule of Investments.

The Schedule of Investments is included in Item 1 of Form N-CSR.

Item 7)                  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8)                  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9)                  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10)                  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11)                  Controls and Procedures.

(a)   Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)                  Exhibits.

(a)(1)     The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

(a)(2)              Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto.

(a)(3)     Not Applicable.

(b)              Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

BY: /s/Brent M. Wheeler
BRENT M. WHEELER
TREASURER

Date: August 26, 2005